WESTERN ASSET INCOME FUND

Schedule of investments (unaudited)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 45.5%
COMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 0.7%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	2,160,000	$1,672,699	(a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	5,260,000	2,866,018	(a)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	2,820,000	2,753,702	(a)

Total Diversified Telecommunication Services				7,292,419

Entertainment - 0.3%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	3,120,000	1,627,860	(a)
AMC Entertainment Holdings Inc., Senior Secured Notes	7.500%	2/15/29	1,140,000	799,629	(a)
Banijay Entertainment SASU, Senior Secured Notes	8.125%	5/1/29	710,000	692,856	(a)

Total Entertainment				3,120,345

Interactive Media & Services - 0.3%
Match Group Holdings II LLC, Senior Notes	5.000%	12/15/27	740,000	683,238	(a)
Rackspace Technology Global Inc., Senior Secured Notes	3.500%	2/15/28	1,000,000	440,147	(a)
Ziff Davis Inc., Senior Notes	4.625%	10/15/30	2,850,000	2,389,279	(a)

Total Interactive Media & Services				3,512,664

Media - 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	3,560,000	2,773,143	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	1,080,000	827,606
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	6/1/33	500,000	373,338	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	2,540,000	2,102,666
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	3,117,000	2,734,139	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	1

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	3,370,000	$3,096,510
DISH DBS Corp., Senior Notes	7.750%	7/1/26	370,000	248,378
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,950,000	1,419,844	(a)
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	2,970,000	2,944,428	(a)
McClatchy Co. LLC, Secured Notes (11.000% Cash or 12.500% PIK)	11.000%	7/15/27	1,532,160	1,677,715	(a)(b)
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	1,320,000	1,151,845

Total Media				19,349,612

Wireless Telecommunication Services - 1.3%
CSC Holdings LLC, Senior Notes	5.250%	6/1/24	2,250,000	2,105,793
CSC Holdings LLC, Senior Notes	7.500%	4/1/28	1,140,000	731,832	(a)
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	4,890,000	4,669,655	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	2,600,000	2,059,425	(a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	2,650,000	1,777,665	(a)
Millicom International Cellular SA, Senior Notes	6.250%	3/25/29	1,044,000	908,929	(a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	1,152,000	869,760	(a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	1,470,000	1,184,549	(a)
VTR Comunicaciones SpA, Senior Secured Notes	5.125%	1/15/28	592,000	265,441	(a)

Total Wireless Telecommunication Services				14,573,049

TOTAL COMMUNICATION SERVICES				47,848,089

CONSUMER DISCRETIONARY - 10.0%
Automobile Components - 0.4%
Clarios Global LP/Clarios US Finance Co., Senior Notes	8.500%	5/15/27	1,950,000	1,923,577	(a)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	1,860,000	1,796,575	(a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	460,000	446,798	(a)

Total Automobile Components				4,166,950

Automobiles - 1.7%
Ford Motor Co., Senior Notes	3.250%	2/12/32	9,130,000	6,898,025
Ford Motor Co., Senior Notes	6.100%	8/19/32	170,000	157,370

See Notes to Schedule of Investments.

2	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Automobiles - (continued)
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	1,370,000		$1,083,739
Mclaren Finance PLC, Senior Secured Notes	7.500%	8/1/26	3,445,000		2,971,657	(a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	5,384,000		5,066,209	(a)
Winnebago Industries Inc., Senior Secured Notes	6.250%	7/15/28	2,750,000		2,588,891	(a)

Total Automobiles					18,765,891

Broadline Retail - 0.6%
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	2,560,000		1,940,544
Prosus NV, Senior Notes	3.061%	7/13/31	3,010,000		2,169,442	(a)
QVC Inc., Senior Secured Notes	4.850%	4/1/24	1,890,000		1,814,839
QVC Inc., Senior Secured Notes	4.450%	2/15/25	540,000		465,607
QVC Inc., Senior Secured Notes	4.375%	9/1/28	1,290,000		654,842

Total Broadline Retail					7,045,274

Distributors - 0.6%
Accelerate360 Holdings LLC, Secured Notes	8.000%	3/1/28	5,203,050		5,399,751	(a)
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	1,675,079		1,882,370	(a)(b)

Total Distributors					7,282,121

Diversified Consumer Services - 0.4%
Carriage Services Inc., Senior Notes	4.250%	5/15/29	1,700,000		1,392,258	(a)
Co-operative Group Holdings 2011 Ltd., Senior Notes	7.500%	7/8/26	1,650,000	GBP	1,927,793	(c)
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	2,060,000		1,647,258	(a)

Total Diversified Consumer Services					4,967,309

Hotels, Restaurants & Leisure - 4.8%
Boyne USA Inc., Senior Notes	4.750%	5/15/29	1,630,000		1,420,719	(a)
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	2,670,000		2,579,268	(a)
Caesars Resort Collection LLC/ CRC Finco Inc., Senior Secured Notes	5.750%	7/1/25	2,210,000		2,177,333	(a)
Carnival Corp., Senior Notes	5.750%	3/1/27	5,010,000		4,476,620	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	3

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - (continued)
Carnival Corp., Senior Notes	10.500%	6/1/30	170,000		$172,668	(a)
Carnival Corp., Senior Secured Notes	4.000%	8/1/28	1,120,000		975,122	(a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	1,870,000		1,995,447	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	2,690,000		2,267,374	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	3,450,000		3,359,188
Melco Resorts Finance Ltd., Senior Notes	4.875%	6/6/25	2,560,000		2,421,197	(a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,170,000		931,385	(a)
Mohegan Tribal Gaming Authority, Secured Notes	8.000%	2/1/26	550,000		505,948	(a)
Mohegan Tribal Gaming Authority, Senior Notes	13.250%	12/15/27	3,120,000		3,309,556	(a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	3,780,000		3,395,914	(a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	1,580,000		1,545,341	(a)
Royal Caribbean Cruises Ltd., Senior Notes	4.250%	7/1/26	2,910,000		2,678,613	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	4,420,000		4,175,839	(a)
Royal Caribbean Cruises Ltd., Senior Notes	11.625%	8/15/27	1,190,000		1,291,793	(a)
Royal Caribbean Cruises Ltd., Senior Notes	9.250%	1/15/29	1,010,000		1,055,313	(a)
Royal Caribbean Cruises Ltd., Senior Secured Notes	8.250%	1/15/29	710,000		728,539	(a)
Saga PLC, Senior Notes	5.500%	7/15/26	1,200,000	GBP	1,174,125	(c)
Sands China Ltd., Senior Notes	5.375%	8/8/25	600,000		581,098
Sands China Ltd., Senior Notes	2.550%	3/8/27	450,000		384,764
Sands China Ltd., Senior Notes	5.650%	8/8/28	1,000,000		925,685
Sands China Ltd., Senior Notes	3.100%	3/8/29	730,000		589,851
Sands China Ltd., Senior Notes	3.500%	8/8/31	210,000		159,321
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	230,000		207,415	(a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	1,940,000		1,907,796	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	190,000		170,883	(a)

See Notes to Schedule of Investments.

4	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - (continued)
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	2,490,000	GBP	$2,544,369	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	3,900,000		3,792,443	(a)

Total Hotels, Restaurants & Leisure					53,900,927

Household Durables - 0.4%
Newell Brands Inc., Senior Notes	5.200%	4/1/26	2,850,000		2,693,444
TopBuild Corp., Senior Notes	3.625%	3/15/29	1,890,000		1,577,659	(a)
TopBuild Corp., Senior Notes	4.125%	2/15/32	170,000		134,712	(a)

Total Household Durables					4,405,815

Specialty Retail - 1.1%
Bath & Body Works Inc., Senior Notes	5.250%	2/1/28	1,150,000		1,055,721
Doman Building Materials Group Ltd., Senior Notes	5.250%	5/15/26	1,560,000	CAD	1,020,876	(a)
FirstCash Inc., Senior Notes	5.625%	1/1/30	2,190,000		1,952,362	(a)
Foot Locker Inc., Senior Notes	4.000%	10/1/29	3,330,000		2,451,762	(a)
Gannett Holdings LLC, Senior Secured Notes	6.000%	11/1/26	140,000		118,303	(a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	1,720,000		1,247,860	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	3,640,000		3,522,157
Upbound Group Inc., Senior Notes	6.375%	2/15/29	570,000		490,787	(a)

Total Specialty Retail					11,859,828

TOTAL CONSUMER DISCRETIONARY					112,394,115

CONSUMER STAPLES - 0.4%
Consumer Staples Distribution & Retail - 0.1%
Prosperous Ray Ltd., Senior Notes	4.625%	11/12/23	690,000		689,713	(c)

Food Products - 0.3%
Darling Ingredients Inc., Senior Notes	6.000%	6/15/30	3,540,000		3,324,589	(a)
TKC Holdings Inc., Senior Secured Notes	6.875%	5/15/28	640,000		554,186	(a)

Total Food Products					3,878,775

TOTAL CONSUMER STAPLES					4,568,488

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	5

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 8.5%
Energy Equipment & Services - 0.7%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	1,260,000	$1,260,560	(a)
Shelf Drilling Holdings Ltd., Senior Secured Notes	9.625%	4/15/29	1,900,000	1,808,188	(a)
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	5,520,000	4,476,168	(a)

Total Energy Equipment & Services				7,544,916

Oil, Gas & Consumable Fuels - 7.8%
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	6,340,000	6,091,789	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	2,600,000	2,606,076	(a)
Chord Energy Corp., Senior Notes	6.375%	6/1/26	2,830,000	2,781,168	(a)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	1,340,000	1,350,909	(a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	1,020,000	1,009,325	(a)
Earthstone Energy Holdings LLC, Senior Notes	9.875%	7/15/31	1,920,000	2,069,762	(a)
Endeavor Energy Resources LP/ EER Finance Inc., Senior Notes	5.750%	1/30/28	1,930,000	1,853,379	(a)
Energy Transfer LP, Junior Subordinated Notes (3 mo. USD LIBOR + 4.028%)	9.654%	11/16/23	890,000	839,791	(d)(e)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	890,000	741,306	(d)(e)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	1,330,000	1,306,314	(a)
EQM Midstream Partners LP, Senior Notes	4.750%	1/15/31	1,800,000	1,517,585	(a)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	6.250%	4/15/32	1,730,000	1,512,862	(a)
Howard Midstream Energy Partners LLC, Senior Notes	6.750%	1/15/27	1,460,000	1,381,144	(a)

See Notes to Schedule of Investments.

6	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Howard Midstream Energy Partners LLC, Senior Notes	8.875%	7/15/28	1,330,000	$1,338,189	(a)
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	1,470,000	1,375,472	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	1,500,000	1,512,151	(a)
MEG Energy Corp., Senior Notes	5.875%	2/1/29	420,000	392,893	(a)
Neptune Energy Bondco PLC, Senior Notes	6.625%	5/15/25	2,690,000	2,665,584	(a)
Northern Oil and Gas Inc., Senior Notes	8.125%	3/1/28	2,600,000	2,569,658	(a)
Occidental Petroleum Corp., Senior Notes	7.150%	5/15/28	1,490,000	1,525,812
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	2,715,000	2,639,279
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	5,420,000	5,799,237
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	540,000	353,624
Permian Resources Operating LLC, Senior Notes	5.875%	7/1/29	4,200,000	3,912,935	(a)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	1,490,000	1,258,576
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	2,300,000	1,268,646	(a)
Plains All American Pipeline LP, Junior Subordinated Notes (3 mo. Term SOFR + 4.372%)	9.736%	12/1/23	2,230,000	2,106,710	(d)(e)
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	1,350,000	1,235,182	(a)
Range Resources Corp., Senior Notes	8.250%	1/15/29	4,955,000	5,065,192
Range Resources Corp., Senior Notes	4.750%	2/15/30	1,620,000	1,440,301	(a)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	1,190,000	1,101,303	(a)
Southwestern Energy Co., Senior Notes	8.375%	9/15/28	3,060,000	3,162,464
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	3,480,000	2,996,132

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	7

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	9.000%	10/15/26	1,200,000	$1,153,182	(a)
Tallgrass Energy Partners LP/ Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	1,140,000	960,859	(a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	6.250%	1/15/30	3,120,000	2,946,241	(a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	1,060,000	853,334	(a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	1,210,000	915,629	(a)
Venture Global LNG Inc., Senior Secured Notes	8.375%	6/1/31	1,590,000	1,518,450	(a)
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	3,830,000	2,951,770
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	3,800,000	2,842,718
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	540,000	600,735
YPF SA, Senior Notes	8.500%	7/28/25	2,860,000	2,637,540	(a)
YPF SA, Senior Notes	6.950%	7/21/27	1,510,000	1,142,686	(a)

Total Oil, Gas & Consumable Fuels				87,303,894

TOTAL ENERGY				94,848,810

FINANCIALS - 8.1%
Banks - 4.3%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	2,820,000	2,435,914	(a)(d)(e)
Bank of Nova Scotia, Junior Subordinated Notes (8.625% to 10/27/27 then 5 year Treasury Constant Maturity Rate + 4.389%)	8.625%	10/27/82	450,000	441,335	(e)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	990,000	970,739	(d)(e)

See Notes to Schedule of Investments.

8	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Citigroup Inc., Junior Subordinated Notes (4.000% to 12/10/25 then 5 year Treasury Constant Maturity Rate + 3.597%)	4.000%	12/10/25	1,960,000		$1,687,723	(d)(e)
Comerica Bank, Senior Notes	2.500%	7/23/24	5,126,000		4,926,196
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	3,600,000	EUR	3,527,023	(c)(d)(e)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	3,900,000		3,863,438	(a)(d)(e)
Danske Bank A/S, Senior Notes (6.466% to 1/9/25 then 1 year Treasury Constant Maturity Rate + 2.100%)	6.466%	1/9/26	3,060,000		3,048,107	(a)(e)
Inter-American Development Bank, Senior Notes	7.350%	10/6/30	471,000,000	INR	5,650,837
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	1,050,000		996,411	(a)
Lloyds Banking Group PLC, Junior Subordinated Notes (4.947% to 6/27/25 then EUR 5 year Swap Rate + 5.290%)	4.947%	6/27/25	2,410,000	EUR	2,384,889	(c)(d)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	1,040,000		1,014,459	(d)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	1,620,000		1,426,584	(d)(e)
NatWest Group PLC, Junior Subordinated Notes (4.500% to 9/30/28 then U.K Government Bonds 5 Year Note Generic Bid Yield + 3.992%)	4.500%	3/31/28	4,550,000	GBP	4,172,051	(d)(e)

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	9

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
PNC Financial Services Group Inc., Senior Notes (5.068% to 1/24/33 then SOFR + 1.933%)	5.068%	1/24/34	1,450,000	$1,276,520	(e)
PNC Financial Services Group Inc., Senior Notes (6.037% to 10/28/32 then SOFR + 2.140%)	6.037%	10/28/33	1,510,000	1,422,619	(e)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	1,520,000	1,495,014	(e)
Truist Financial Corp., Senior Notes (5.122% to 1/26/33 then SOFR + 1.852%)	5.122%	1/26/34	1,230,000	1,055,853	(e)
Truist Financial Corp., Senior Notes (5.867% to 6/8/33 then SOFR + 2.361%)	5.867%	6/8/34	1,610,000	1,465,284	(e)
UniCredit SpA, Subordinated Notes (5.459% to 6/30/30 then 5 year Treasury Constant Maturity Rate + 4.750%)	5.459%	6/30/35	2,070,000	1,699,086	(a)(e)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	790,000	733,327	(a)(e)
US Bancorp, Senior Notes (4.839% to 2/1/33 then SOFR + 1.600%)	4.839%	2/1/34	1,280,000	1,094,146	(e)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	1,640,000	1,511,268	(e)

Total Banks				48,298,823

Capital Markets - 1.1%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	1,390,000	1,134,162	(a)
Charles Schwab Corp., Senior Notes (5.853% to 5/19/33 then SOFR + 2.500%)	5.853%	5/19/34	1,240,000	1,137,905	(e)
Credit Suisse AG, Senior Notes	4.750%	8/9/24	1,300,000	1,283,021

See Notes to Schedule of Investments.

10	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Credit Suisse AG, Senior Notes	3.625%	9/9/24	740,000	$721,334
Credit Suisse AG, Senior Notes	7.950%	1/9/25	1,770,000	1,795,636
Credit Suisse AG AT1 Claim	—	—	5,380,000	591,800	*(f)
StoneX Group Inc., Senior Secured Notes	8.625%	6/15/25	2,263,000	2,272,640	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,860,000	2,843,083	(a)(d)(e)
UBS Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	430,000	413,412	(a)(e)

Total Capital Markets				12,192,993

Consumer Finance - 0.3%
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	2,090,000	1,773,448	(a)
Paysafe Finance PLC/Paysafe Holdings US Corp., Senior Secured Notes	4.000%	6/15/29	1,640,000	1,320,954	(a)

Total Consumer Finance				3,094,402

Financial Services - 2.0%
Burford Capital Global Finance LLC, Senior Notes	6.250%	4/15/28	410,000	371,472	(a)
Burford Capital Global Finance LLC, Senior Notes	9.250%	7/1/31	1,470,000	1,452,728	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	4,745,702	4,294,860	(a)(b)
GTCR W-2 Merger Sub LLC, Senior Secured Notes	7.500%	1/15/31	2,900,000	2,865,925	(a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	4.500%	11/15/29	1,390,000	1,186,051	(a)
LPL Holdings Inc., Senior Notes	4.000%	3/15/29	1,890,000	1,627,302	(a)
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	1,700,000	1,704,062	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	3.625%	3/1/29	6,560,000	5,339,861	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	11

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Financial Services - (continued)
Stichting AK Rabobank Certificaten, Junior Subordinated Notes	6.500%	3/29/2172	1,180,000	EUR	$1,126,093	(c)(d)
Vanguard Group Inc.	3.050%	8/22/50	1,330,000		702,211	(f)
VistaJet Malta Finance PLC/ Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	2,460,000		1,894,606	(a)
VistaJet Malta Finance PLC/ Vista Management Holding Inc., Senior Notes	9.500%	6/1/28	660,000		506,390	(a)

Total Financial Services					23,071,561

Insurance - 0.3%
Aspen Insurance Holdings Ltd., Senior Notes	4.650%	11/15/23	160,000		159,854
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	3,663,000		3,573,147	(a)(b)

Total Insurance					3,733,001

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	250,000		218,648	(a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.750%	6/15/29	1,020,000		821,627	(a)

Total Mortgage Real Estate Investment Trusts (REITs)					1,040,275

TOTAL FINANCIALS					91,431,055

HEALTH CARE - 3.4%
Health Care Equipment & Supplies - 0.4%
Bausch & Lomb Escrow Corp., Senior Secured Notes	8.375%	10/1/28	1,660,000		1,650,870	(a)
Medline Borrower LP, Senior Notes	5.250%	10/1/29	3,170,000		2,701,495	(a)

Total Health Care Equipment & Supplies					4,352,365

Health Care Providers & Services - 1.5%
Akumin Inc., Senior Secured Notes	7.000%	11/1/25	1,160,000		981,290	*(a)(g)
Akumin Inc., Senior Secured Notes	7.500%	8/1/28	1,880,000		1,488,518	*(a)(g)

See Notes to Schedule of Investments.

12	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Health Care Providers & Services - (continued)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	4,030,000		$1,565,857	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	1,930,000		1,766,772	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	1,890,000		1,268,984	(a)
CVS Health Corp., Senior Notes	5.250%	2/21/33	2,170,000		2,002,328
Humana Inc., Senior Notes	5.875%	3/1/33	2,060,000		1,998,617
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	3,690,000		3,339,450	(a)
Option Care Health Inc., Senior Notes	4.375%	10/31/29	2,046,000		1,712,252	(a)
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	602,000		371,735	(a)

Total Health Care Providers & Services					16,495,803

Health Care Technology - 0.2%
AthenaHealth Group Inc., Senior Notes	6.500%	2/15/30	3,600,000		2,945,055	(a)

Pharmaceuticals - 1.3%
AdaptHealth LLC, Senior Notes	4.625%	8/1/29	2,100,000		1,571,850	(a)
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	250,000		91,977	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	1,200,000		1,035,936	(a)
Bausch Health Cos. Inc., Senior Secured Notes	6.125%	2/1/27	1,090,000		609,223	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	6.250%	4/1/28	1,710,000	GBP	1,836,045	(a)
Nidda BondCo GmbH, Senior Notes	5.000%	9/30/25	1,200,000	EUR	1,263,594	(c)
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	2,780,000		2,338,703
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,510,000		1,330,853

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	13

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	2,770,000	$2,518,452
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	2,220,000	2,200,735

Total Pharmaceuticals				14,797,368

TOTAL HEALTH CARE				38,590,591

INDUSTRIALS - 6.7%
Aerospace & Defense - 1.2%
Boeing Co., Senior Notes	5.805%	5/1/50	3,000,000	2,585,163
Bombardier Inc., Senior Notes	7.875%	4/15/27	3,000,000	2,890,044	(a)
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	2,800,000	2,738,133	(a)
TransDigm Inc., Senior Secured Notes	6.750%	8/15/28	1,980,000	1,925,022	(a)
Triumph Group Inc., Senior Secured Notes	9.000%	3/15/28	3,480,000	3,384,260	(a)

Total Aerospace & Defense				13,522,622

Air Freight & Logistics - 0.1%
DP World Ltd., Senior Notes	5.625%	9/25/48	1,280,000	1,056,339	(a)

Building Products - 0.2%
Advanced Drainage Systems Inc., Senior Notes	6.375%	6/15/30	1,820,000	1,720,152	(a)
Builders FirstSource Inc., Senior Notes	4.250%	2/1/32	1,300,000	1,036,168	(a)

Total Building Products				2,756,320

Commercial Services & Supplies - 1.3%
Allied Universal Holdco LLC/ Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	1,350,000	1,265,389	(a)
Clean Harbors Inc., Senior Notes	5.125%	7/15/29	1,350,000	1,215,735	(a)
CoreCivic Inc., Senior Notes	8.250%	4/15/26	2,480,000	2,513,056
GEO Group Inc., Secured Notes	10.500%	6/30/28	3,000,000	2,995,050
GFL Environmental Inc., Senior Notes	4.750%	6/15/29	2,960,000	2,594,180	(a)
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	70,000	67,366	(a)
GFL Environmental Inc., Senior Secured Notes	5.125%	12/15/26	1,060,000	1,006,999	(a)

See Notes to Schedule of Investments.

14	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - (continued)
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., Senior Secured Notes	5.000%	2/1/26	2,000,000	$1,909,202	(a)
PECF USS Intermediate Holding III Corp., Senior Notes	8.000%	11/15/29	2,598,000	1,235,154	(a)

Total Commercial Services & Supplies				14,802,131

Construction & Engineering - 0.4%
CalAtlantic Group LLC, Senior Notes	5.250%	6/1/26	250,000	229,569
Tutor Perini Corp., Senior Notes	6.875%	5/1/25	4,550,000	3,917,505	(a)

Total Construction & Engineering				4,147,074

Ground Transportation - 0.2%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	830,000	615,938	(a)
XPO CNW Inc., Senior Notes	6.700%	5/1/34	345,000	319,485
XPO Escrow Sub LLC, Senior Notes	7.500%	11/15/27	550,000	550,498	(a)
XPO Inc., Senior Secured Notes	6.250%	6/1/28	1,290,000	1,238,317	(a)

Total Ground Transportation				2,724,238

Machinery - 1.1%
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	3,191,000	2,771,527
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	6,083,000	5,564,207
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	4,160,000	3,640,249	(a)

Total Machinery				11,975,983

Passenger Airlines - 1.1%
Air Canada, Senior Secured Notes	3.875%	8/15/26	2,850,000	2,595,914	(a)
American Airlines Group Inc. Pass-Through Trust	4.950%	2/15/25	1,147,500	1,106,486
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	1,650,000	1,536,187	(a)
American Airlines Inc./ AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	1,341,667	1,306,023	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	15

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Passenger Airlines - (continued)
American Airlines Inc./ AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	1,280,000		$1,155,878	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,461,999		1,080,242	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	2,480,000		1,832,423	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	1,260,000		1,065,460	(a)
United Airlines Pass-Through Trust	4.875%	1/15/26	510,720		489,779

Total Passenger Airlines					12,168,392

Professional Services - 0.1%
RR Donnelley & Sons Co., Secured Notes	9.750%	7/31/28	930,000		912,651	(a)
ZipRecruiter Inc., Senior Notes	5.000%	1/15/30	860,000		672,584	(a)

Total Professional Services					1,585,235

Trading Companies & Distributors - 0.7%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,870,000		1,585,995	(a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	1,110,000		1,073,559
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	1,175,000		1,091,301
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	1,000,000		914,194
United Rentals North America Inc., Senior Secured Notes	6.000%	12/15/29	2,820,000		2,715,483	(a)

Total Trading Companies & Distributors					7,380,532

Transportation Infrastructure - 0.3%
Gatwick Airport Finance PLC, Senior Secured Notes	4.375%	4/7/26	2,640,000	GBP	2,972,942	(c)

TOTAL INDUSTRIALS					75,091,808

See Notes to Schedule of Investments.

16	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.2%
CommScope Inc., Senior Secured Notes	6.000%	3/1/26	1,260,000	$1,060,076	(a)
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	1,220,000	834,395	(a)

Total Communications Equipment				1,894,471

Software - 0.8%
Central Parent Inc./CDK Global Inc., Senior Secured Notes	7.250%	6/15/29	4,150,000	3,991,171	(a)
Crowdstrike Holdings Inc., Senior Notes	3.000%	2/15/29	1,160,000	970,732
Gen Digital Inc., Senior Notes	7.125%	9/30/30	2,500,000	2,435,127	(a)
NCR Voyix Corp., Senior Notes	5.125%	4/15/29	1,880,000	1,618,665	(a)

Total Software				9,015,695

Technology Hardware, Storage & Peripherals - 0.1%
Vericast Corp., Secured Notes	12.500%	12/15/27	750,000	847,729	(a)
Vericast Corp., Senior Secured Notes	11.000%	9/15/26	800,000	849,000	(a)

Total Technology Hardware, Storage & Peripherals				1,696,729

TOTAL INFORMATION TECHNOLOGY				12,606,895

MATERIALS - 2.1%
Chemicals - 0.3%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	1,150,000	971,071	(a)
MEGlobal Canada ULC, Senior Notes	5.875%	5/18/30	1,950,000	1,905,998	(a)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	990,000	759,660

Total Chemicals				3,636,729

Construction Materials - 0.2%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	6.000%	11/1/28	2,000,000	1,851,053	(a)

Containers & Packaging - 0.3%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,500,000	876,157	(a)(b)

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	17

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - (continued)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	2,020,000	$1,911,432	(a)
Sealed Air Corp., Senior Notes	6.125%	2/1/28	730,000	695,737	(a)

Total Containers & Packaging				3,483,326

Metals & Mining - 1.1%
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	5,300,000	4,664,000	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	1,700,000	1,450,501	(a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	2,740,000	2,316,263	(a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	2,370,000	1,953,188
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	1,100,000	985,663	(a)
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	1,590,000	1,562,437

Total Metals & Mining				12,932,052

Paper & Forest Products - 0.2%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	290,000	279,248
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	2,260,000	1,704,928

Total Paper & Forest Products				1,984,176

TOTAL MATERIALS				23,887,336

REAL ESTATE - 0.4%
Hotel & Resort REITs - 0.2%
Service Properties Trust, Senior Notes	5.500%	12/15/27	2,920,000	2,468,165

Real Estate Management & Development - 0.2%
Country Garden Holdings Co. Ltd., Senior Secured Notes	8.000%	1/27/24	1,040,000	57,855	*(c)(g)

See Notes to Schedule of Investments.

18	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Real Estate Management & Development - (continued)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	1,260,000	$1,195,797	(a)
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	1,025,000	963,580	(a)

Total Real Estate Management & Development				2,217,232

TOTAL REAL ESTATE				4,685,397

UTILITIES - 0.5%
Electric Utilities - 0.1%
FirstEnergy Corp., Senior Notes	2.650%	3/1/30	890,000	718,749

Independent Power and Renewable Electricity Producers - 0.4%
TransAlta Corp., Senior Notes	7.750%	11/15/29	1,010,000	1,005,983
TransAlta Corp., Senior Notes	6.500%	3/15/40	3,880,000	3,428,799

Total Independent Power and Renewable Electricity Producers				4,434,782

TOTAL UTILITIES				5,153,531

TOTAL CORPORATE BONDS & NOTES (Cost - $565,361,561)				511,106,115

SENIOR LOANS - 20.0%
COMMUNICATION SERVICES - 1.3%
Entertainment - 0.8%
Allen Media LLC, Term Loan B (3 mo. Term SOFR + 5.500%)	10.890%	2/10/27	3,642,698	3,232,895	(e)(h)(i)
Cinemark USA Inc., Term Loan	9.074-9.140%	5/24/30	3,383,000	3,383,846	(e)(h)(i)
UFC Holdings LLC, Term Loan B3 (3 mo. Term SOFR + 3.012%)	8.399%	4/29/26	1,824,054	1,824,418	(e)(h)(i)

Total Entertainment				8,441,159

Media - 0.5%
CB Poly US Holdings Inc., Initial Term Loan (1 mo. Term SOFR + 5.500%)	10.824%	5/18/29	2,692,800	2,572,970	(e)(h)(i)
Learfield Communications LLC, 2023 Term Loan	—	6/30/28	1,870,000	1,788,973	(j)
Virgin Media Bristol LLC, Term Loan Facility Y (3 mo. Term SOFR + 3.350%)	8.790%	3/31/31	1,410,000	1,382,019	(e)(h)(i)

Total Media				5,743,962

TOTAL COMMUNICATION SERVICES				14,185,121

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	19

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER DISCRETIONARY - 3.9%
Automobile Components - 0.3%
Clarios Global LP, 2023 Term Loan (1 mo. Term SOFR + 3.750%)	9.074%	5/6/30	1,660,000	$1,659,585	(e)(h)(i)
First Brands Group LLC, 2021 Second Lien Term Loan (3 mo. Term SOFR + 8.500%)	14.381%	3/30/28	830,000	783,657	(e)(h)(i)
First Brands Group LLC, 2022 Incremental Term Loan (3 mo. Term SOFR + 5.000%)	10.881%	3/30/27	1,661,629	1,638,782	(e)(h)(i)

Total Automobile Components				4,082,024

Broadline Retail - 0.2%
Peer Holding III BV, Term Loan	—	10/19/30	1,860,000	1,851,286	(j)

Diversified Consumer Services - 0.4%
Adtalem Global Education Inc., Term Loan B (1 mo. Term SOFR + 4.114%)	9.439%	8/12/28	397,410	397,708	(e)(h)(i)
Lakeshore Learning Materials, Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.939%	9/29/28	2,623,275	2,593,763	(e)(h)(i)
Prime Security Services Borrower LLC, 2023 Refinancing Term Loan B1 (1 mo. Term SOFR + 2.500%)	7.832%	10/14/30	1,240,000	1,238,840	(e)(h)(i)
WW International Inc., Initial Term Loan	—	4/13/28	330,000	235,950	(j)

Total Diversified Consumer Services				4,466,261

Hotels, Restaurants & Leisure - 1.0%
1011778 BC Unlimited Liability Co., Term Loan B5 (1 mo. Term SOFR + 2.250%)	7.574%	9/23/30	1,740,000	1,725,645	(e)(h)(i)
Alterra Mountain Co., 2028 Term Loan B (1 mo. Term SOFR + 3.614%)	8.939%	8/17/28	3,763,660	3,769,926	(e)(h)(i)
Caesars Entertainment Inc., Term Loan B (1 mo. Term SOFR + 3.350%)	8.674%	2/6/30	835,800	833,827	(e)(h)(i)
Carnival Corp., Initial Advance Term Loan (1 mo. Term SOFR + 3.000%)	8.336%	8/9/27	887,775	873,348	(e)(h)(i)

See Notes to Schedule of Investments.

20	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Equinox Holdings Inc., Term Loan B2 (3 mo. USD LIBOR + 9.000%)	14.731%	3/8/24	387,000	$375,634	(e)(h)(i)
Pacific Bells LLC, Initial Term Loan (3 mo. Term SOFR + 4.762%)	10.152%	11/10/28	1,424,662	1,404,190	(e)(h)(i)
Station Casinos LLC, Term Loan Facility B1 (1 mo. Term SOFR + 2.350%)	7.674%	2/8/27	1,938,923	1,928,792	(e)(h)(i)

Total Hotels, Restaurants & Leisure				10,911,362

Leisure Products - 0.5%
19th Holdings Golf LLC, Initial Term Loan (1 mo. Term SOFR + 3.350%)	8.678%	2/7/29	3,851,250	3,658,688	(e)(h)(i)(k)
Topgolf Callaway Brands Corp., Initial Term Loan (1 mo. Term SOFR + 3.600%)	8.924%	3/15/30	1,651,700	1,646,200	(e)(h)(i)

Total Leisure Products				5,304,888

Specialty Retail - 1.3%
Great Outdoors Group LLC, Term Loan B2 (3 mo. Term SOFR + 4.012%)	9.402%	3/6/28	4,032,343	4,009,238	(e)(h)(i)
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (1 mo. Term SOFR + 2.864%)	8.189%	10/19/27	3,462,154	3,423,914	(e)(h)(i)
Leslie’s Poolmart Inc., Initial Term Loan (1 mo. Term SOFR + 2.864%)	8.189%	3/9/28	2,090,619	2,044,155	(e)(h)(i)
Lids Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 5.650%)	11.060%	12/14/26	3,445,312	3,333,340	(e)(h)(i)(k)
Michaels Cos. Inc., Term Loan B (3 mo. Term SOFR + 4.512%)	9.902%	4/15/28	320,000	268,178	(e)(h)(i)
PECF USS Intermediate Holding III Corp., Initial Term Loan	9.689-9.895%	12/15/28	2,308,875	1,754,468	(e)(h)(i)
RVR Dealership Holdings LLC, 2022 Term Loan (1 mo. Term SOFR + 3.850%)	9.182%	2/8/28	1,290	1,126	(e)(h)(i)

Total Specialty Retail				14,834,419

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	21

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Textiles, Apparel & Luxury Goods - 0.2%
Fanatics Commerce Intermediate Holdco LLC, Initial Term Loan (1 mo. Term SOFR + 3.364%)	8.689%	11/24/28	2,859,075		$2,839,419	(e)(h)(i)

TOTAL CONSUMER DISCRETIONARY					44,289,659

CONSUMER STAPLES - 0.4%
Beverages - 0.3%
Triton Water Holdings Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 3.512%)	8.902%	3/31/28	3,450,583		3,277,657	(e)(h)(i)

Consumer Staples Distribution & Retail - 0.0%††
Froneri Lux Finco Sarl, Term Loan Facility B1 (6 mo. EURIBOR + 2.125%)	6.097%	1/29/27	470,000	EUR	486,739	(e)(h)(i)

Food Products - 0.0%††
8th Avenue Food & Provisions Inc., Second Lien Term Loan (1 mo. Term SOFR + 7.864%)	13.189%	10/1/26	260,000		201,067	(e)(h)(i)

Household Products - 0.1%
Knight Health Holdings LLC, Term Loan B (1 mo. Term SOFR + 5.364%)	10.689%	12/23/28	2,564,325		645,351	(e)(h)(i)

TOTAL CONSUMER STAPLES					4,610,814

FINANCIALS - 4.2%
Banks - 0.2%
Mercury Borrower Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.939%	8/2/28	2,260,726		2,222,113	(e)(h)(i)

Capital Markets - 1.2%
Advisor Group Holdings Inc., Term Loan B2 (1 mo. Term SOFR + 4.500%)	9.824%	8/17/28	1,680,000		1,674,439	(e)(h)(i)
Aretec Group Inc., Incremental Term Loan	—	8/9/30	1,470,000		1,431,413	(j)
Cardinal Parent Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 4.650%)	10.040%	11/12/27	3,355,392		3,061,795	(e)(h)(i)(j)
Focus Financial Partners LLC, First Lien Term Loan B4 (1 mo. Term SOFR + 2.500%)	7.824%	6/30/28	2,141,731		2,125,539	(e)(h)(i)

See Notes to Schedule of Investments.

22	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Focus Financial Partners LLC, Term Loan B5 (1 mo. Term SOFR + 3.250%)	8.574%	6/30/28	2,367,589	$2,360,794	(e)(h)(i)
Jump Financial LLC, Term Loan (3 mo. Term SOFR + 4.762%)	10.152%	8/7/28	2,771,152	2,667,234	(e)(h)(i)(k)

Total Capital Markets				13,321,214

Financial Services - 1.4%
Citadel Securities LP, Term Loan B (1 mo. Term SOFR + 2.614%)	7.939%	7/29/30	161,412	161,020	(e)(h)(i)
CTC Holdings LP, Term Loan (3 mo. Term SOFR + 5.250%)	10.344%	2/20/29	2,126,115	2,099,539	(e)(h)(i)(k)
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (3 mo. Term SOFR + 7.012%)	12.402%	4/7/28	1,180,000	1,116,581	(e)(h)(i)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (3 mo. Term SOFR + 3.750%)	9.140%	4/9/27	367,650	355,549	(e)(h)(i)
Greystone Select Holdings LLC, Term Loan B (3 mo. Term SOFR + 5.262%)	10.658%	6/16/28	2,268,000	2,211,300	(e)(h)(i)
GTCR W Merger Sub LLC, USD Term Loan B	—	9/20/30	1,350,000	1,342,123	(j)
Hudson River Trading LLC, Term Loan (1 mo. Term SOFR + 3.114%)	8.439%	3/20/28	3,572,159	3,526,007	(e)(h)(i)
Jane Street Group LLC, Dollar Term Loan (1 mo. Term SOFR + 2.864%)	8.189%	1/26/28	4,379,744	4,374,817	(e)(h)(i)
Resolute Investment Managers Inc., First Lien Term Loan C (3 mo. Term SOFR + 4.400%)	9.790%	4/30/24	1,186,087	750,199	(e)(h)(i)

Total Financial Services				15,937,135

Insurance - 1.3%
Accession Risk Management Group Inc., 2023 Delayed Draw Term Loan (3 mo. Term SOFR + 6.150%)	11.576%	10/30/26	1,410,000	1,399,425	(e)(h)(i)(k)(l)
Acrisure LLC, 2020 Term Loan B (1 mo. USD LIBOR + 3.500%)	8.939%	2/15/27	511,450	499,303	(e)(h)(i)

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	23

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - (continued)
Acrisure LLC, 2021-2 First Lien Additional Term Loan (1 mo. USD LIBOR + 4.250%)	9.689%	2/15/27	1,630,950	$1,624,149	(e)(h)(i)
Acrisure LLC, 2022 Additional Term Loan (3 mo. Term SOFR + 5.750%)	11.121%	2/15/27	2,272,825	2,282,291	(e)(h)(i)
AssuredPartners Inc., 2023 Term Loan	—	2/12/27	1,570,000	1,566,397	(j)
Asurion LLC, New Term Loan B4 (1 mo. Term SOFR + 5.364%)	10.689%	1/20/29	3,890,000	3,338,807	(e)(h)(i)
Asurion LLC, New Term Loan B9 (1 mo. Term SOFR + 3.364%)	8.689%	7/31/27	1,560,000	1,493,700	(e)(h)(i)
HIG Finance 2 Ltd., 2023 Term Loan (1 mo. Term SOFR + 4.000%)	9.324%	4/18/30	457,700	457,844	(e)(h)(i)
Sedgwick Claims Management Services Inc., 2023 Term Loan (1 mo. Term SOFR + 3.750%)	9.074%	2/24/28	1,911,428	1,907,098	(e)(h)(i)

Total Insurance				14,569,014

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Apollo Commercial Real Estate Finance Inc., Initial Term Loan (1 mo. Term SOFR + 2.864%)	8.189%	5/15/26	794,337	772,492	(e)(h)(i)(k)
Apollo Commercial Real Estate Finance Inc., Term Loan B1 (1 mo. Term SOFR + 3.614%)	8.939%	3/11/28	843,908	803,823	(e)(h)(i)(k)

Total Mortgage Real Estate Investment Trusts (REITs)				1,576,315

TOTAL FINANCIALS				47,625,791

HEALTH CARE - 2.2%
Health Care Providers & Services - 1.5%
Eyecare Partners LLC, Amendment No. 1 Term Loan (3 mo. Term SOFR + 4.012%)	9.395%	11/15/28	1,851,800	1,030,064	(e)(h)(i)
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. Term SOFR + 4.012%)	9.395%	2/18/27	1,082,577	599,482	(e)(h)(i)
EyeCare Partners LLC, Second Lien Initial Term Loan (3 mo. Term SOFR + 6.864%)	17.248%	11/15/29	1,740,000	750,375	(e)(h)(i)

See Notes to Schedule of Investments.

24	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Global Medical Response Inc., 2020 Term Loan (3 mo. Term SOFR + 4.512%)	9.934%	10/2/25	1,481,075	$968,875	(e)(h)(i)
LifePoint Health Inc., Term Loan B (3 mo. Term SOFR + 5.762%)	11.168%	11/16/28	4,256,909	4,030,761	(e)(h)(i)
Option Care Health Inc., Term Loan B (1 mo. Term SOFR + 2.864%)	8.189%	10/27/28	2,817,116	2,825,215	(e)(h)(i)
PDS Holdco Inc., Delayed Draw Term Loan (3 mo. Term SOFR + 4.762%)	10.184%	8/18/28	452,479	351,097	(e)(h)(i)
PDS Holdco Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 4.762%)	10.184%	8/18/28	4,411,425	3,423,001	(e)(h)(i)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. Term SOFR + 3.364%)	8.689%	3/5/26	1,528,222	1,514,636	(e)(h)(i)
Sotera Health Holdings LLC, Initial Term Loan (1 mo. Term SOFR + 3.750%)	9.089%	12/11/26	1,725,675	1,725,675	(e)(h)(i)

Total Health Care Providers & Services				17,219,181

Health Care Technology - 0.2%
AthenaHealth Group Inc., Initial Term Loan (1 mo. Term SOFR + 3.250%)	8.577%	2/15/29	352,137	342,077	(e)(h)(i)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. Term SOFR + 4.512%)	9.916%	9/1/28	1,905,140	1,772,704	(e)(h)(i)

Total Health Care Technology				2,114,781

Life Sciences Tools & Services - 0.1%
Precision Medicine Group LLC, Initial Term Loan (3 mo. Term SOFR + 3.100%)	8.490%	11/18/27	1,169,033	1,154,420	(e)(h)(i)

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	25

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - 0.4%
Agiliti Health Inc., 2023 Term Loan B (3 mo. Term SOFR + 3.000%)	8.395%	5/1/30	1,700,000	$1,678,750	(e)(h)(i)
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	9.490%	10/1/27	2,406,862	2,306,580	(e)(h)(i)

Total Pharmaceuticals				3,985,330

TOTAL HEALTH CARE				24,473,712

INDUSTRIALS - 4.5%
Aerospace & Defense - 0.5%
Vertex Aerospace Services Corp., First Lien Initial Term Loan (1 mo. Term SOFR + 3.350%)	8.674%	12/6/28	3,020,368	3,019,235	(e)(h)(i)
WP CPP Holdings LLC, First Lien Initial Term Loan (3 mo. Term SOFR + 3.900%)	9.290%	4/30/25	1,664,236	1,604,207	(e)(h)(i)
WP CPP Holdings LLC, Second Lien Second Amendment Term Loan (3 mo. Term SOFR + 7.900%)	13.283%	4/30/26	1,460,000	1,241,000	(e)(h)(i)(k)

Total Aerospace & Defense				5,864,442

Air Freight & Logistics - 0.3%
WWEX Uni Topco Holdings LLC, First Lien Initial Term Loan (3 mo. Term SOFR + 4.262%)	9.652%	7/26/28	2,796,850	2,683,228	(e)(h)(i)

Building Products - 0.7%
EMRLD Borrower LP, Initial Term Loan B (1 mo. Term SOFR + 3.000%)	8.324%	5/31/30	1,320,000	1,318,759	(e)(h)(i)
Hayward Industries Inc., 2022 Incremental Term Loan (1 mo. Term SOFR + 3.364%)	8.689%	5/30/28	1,059,300	1,047,383	(e)(h)(i)(k)
Hunter Douglas Holding BV, Term Loan B1 (3 mo. Term SOFR + 3.500%)	8.891%	2/26/29	3,392,625	3,210,289	(e)(h)(i)
Quikrete Holdings Inc., Term Loan B1 (1 mo. Term SOFR + 2.864%)	8.189%	3/18/29	2,708,750	2,710,592	(e)(h)(i)

Total Building Products				8,287,023

See Notes to Schedule of Investments.

26	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - 1.7%
Allied Universal Holdco LLC, Third Amendment Term Loan (1 mo. Term SOFR + 4.750%)	10.074%	5/12/28	1,270,000	$1,235,081	(e)(h)(i)
Allied Universal Holdco LLC, USD Term Loan (1 mo. Term SOFR + 3.850%)	9.174%	5/12/28	2,872,672	2,733,592	(e)(h)(i)
Garda World Security Corp., Fourth Additional Term Loan (3 mo. Term SOFR + 4.250%)	9.646%	2/1/29	1,852,321	1,847,857	(e)(h)(i)
GEO Group Inc., Term Loan 1 (1 mo. Term SOFR + 7.125%)	12.449%	3/23/27	1,578,857	1,611,421	(e)(h)(i)
LRS Holdings LLC, Term Loan B (1 mo. Term SOFR + 4.364%)	9.689%	8/31/28	3,065,400	3,011,755	(e)(h)(i)(k)
Neptune Bidco Us Inc., Term Loan A (3 mo. Term SOFR + 4.850%)	10.257%	10/11/28	3,124,300	2,720,750	(e)(h)(i)
Thermostat Purchaser III Inc., Initial Term Loan	9.924-10.072%	8/31/28	1,156,312	1,144,749	(e)(h)(i)(k)
Verscend Holding Corp., New Term Loan B (1 mo. Term SOFR + 4.114%)	9.439%	8/27/25	4,870,765	4,874,320	(e)(h)(i)

Total Commercial Services & Supplies				19,179,525

Construction & Engineering - 0.4%
Brown Group Holding LLC, Incremental Term Loan Facility B2	9.074-9.172%	7/2/29	328,342	328,189	(e)(h)(i)
Brown Group Holding LLC, Initial Term Loan (1 mo. Term SOFR + 2.850%)	8.174%	6/7/28	4,016,596	3,950,483	(e)(h)(i)

Total Construction & Engineering				4,278,672

Machinery - 0.5%
Barnes Group Inc., Initial Term Loan (1 mo. Term SOFR + 3.100%)	8.424%	8/9/30	2,790,000	2,765,587	(e)(h)(i)
SPX Flow Inc., Term Loan (1 mo. Term SOFR + 4.600%)	9.924%	4/5/29	3,180,658	3,157,009	(e)(h)(i)

Total Machinery				5,922,596

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	27

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Passenger Airlines - 0.2%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	9.166%	10/20/27	968,000	$992,960	(e)(h)(i)
United Airlines Inc., Term Loan B (1 mo. Term SOFR + 3.864%)	9.189%	4/21/28	614,081	613,697	(e)(h)(i)

Total Passenger Airlines				1,606,657

Professional Services - 0.2%
RR Donnelley & Sons Co., 2023 Replacement Term Loan (1 mo. Term SOFR + 7.350%)	12.674%	3/17/28	2,552,184	2,556,012	(e)(h)(i)

TOTAL INDUSTRIALS				50,378,155

INFORMATION TECHNOLOGY - 3.2%
Communications Equipment - 0.0%††
Global Tel Link Corp., First Lien Term Loan (3 mo. Term SOFR + 4.400%)	9.783%	11/29/25	210,290	203,640	(e)(h)(i)

IT Services - 1.4%
Amentum Government Services Holdings LLC, First Lien Initial Term Loan (1 mo. Term SOFR + 4.114%)	9.439%	1/29/27	1,831,017	1,803,551	(e)(h)(i)
Amentum Government Services Holdings LLC, Term Loan 3 (1 mo. Term SOFR + 4.000%)	9.335%	2/15/29	5,125,125	5,027,440	(e)(h)(i)
Evertec Group LLC, Term Loan B	—	10/12/30	1,200,000	1,200,000	(j)(k)
Project Alpha Intermediate Holding Inc., Initial Term Loan (1 mo. Term SOFR + 4.750%)	10.075%	10/28/30	1,990,000	1,935,902	(e)(h)(i)
Redstone Holdco 2 LP, First Lien Initial Term Loan (1 mo. Term SOFR + 4.864%)	10.189%	4/27/28	2,293,246	1,933,963	(e)(h)(i)
UST Global Inc., Initial Term
Loan (1 mo. Term SOFR + 3.614%)	8.929%	11/20/28	3,890,700	3,878,542	(e)(h)(i)

Total IT Services				15,779,398

Software - 1.8%
Cloudera Inc., Second Lien Term Loan (1 mo. Term SOFR + 6.100%)	11.424%	10/8/29	520,000	470,382	(e)(h)(i)
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	9.174%	10/8/28	3,173,475	3,059,087	(e)(h)(i)

See Notes to Schedule of Investments.

28	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - (continued)
DCert Buyer Inc., First Lien Initial
Term Loan (1 mo. Term SOFR + 4.000%)	9.324%	10/16/26	4,347,403	$4,276,757	(e)(h)(i)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	12.324%	2/19/29	1,580,000	1,424,639	(e)(h)(i)
Magenta Buyer LLC, First Lien Initial Term Loan (3 mo. Term SOFR + 5.262%)	10.645%	7/27/28	1,635,493	1,160,693	(e)(h)(i)
Magenta Buyer LLC, Second Lien Initial Term Loan (3 mo. Term SOFR + 8.512%)	13.895%	7/27/29	3,620,000	1,619,950	(e)(h)(i)
MRI Software LLC, Second Amendment Term Loan (3 mo. Term SOFR + 5.600%)	10.990%	2/10/26	445,654	437,855	(e)(h)(i)(k)
MRI Software LLC, Term Loan B (3 mo. Term SOFR + 5.600%)	10.990%	2/10/26	1,712,459	1,682,491	(e)(h)(i)(k)
Peraton Corp., First Lien Term Loan B (1 mo. Term SOFR + 3.850%)	9.174%	2/1/28	1,727,364	1,697,948	(e)(h)(i)
Peraton Corp., Second Lien Term Loan B1 (3 mo. Term SOFR + 7.850%)	13.233%	2/1/29	1,072,584	1,037,725	(e)(h)(i)
Planview Parent Inc., First Lien Closing Date Term Loan (3 mo. Term SOFR + 4.262%)	9.652%	12/17/27	3,013,506	2,969,373	(e)(h)(i)

Total Software				19,836,900

TOTAL INFORMATION TECHNOLOGY				35,819,938

MATERIALS - 0.3%
Construction Materials - 0.2%
Smyrna Ready Mix Concrete LLC, Initial Term Loan (1 mo. Term SOFR + 4.350%)	9.674%	4/2/29	2,123,869	2,129,179	(e)(h)(i)(k)
Metals & Mining - 0.1%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan	10.000%	12/31/27	1,373,006	1,174,857	(f)(h)(i)(k)

TOTAL MATERIALS				3,304,036

TOTAL SENIOR LOANS (cost - $237,041,510)				224,687,226

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	29

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(m) - 14.8%
Alternative Loan Trust, 2006-18CB A6 PAC (-4.000 x 1 mo. Term SOFR + 28.142%)	6.844%	7/25/36	228,906	$153,237	(e)
BAMLL Re-REMIC Trust, 2016- GG10 AJA	5.630%	8/10/45	462,855	99,514	(a)(e)
Banc of America Funding Corp., 2015-R3 1A2	2.634%	3/27/36	2,862,258	2,124,400	(a)(e)
BANK, 2017-BNK7 A5	3.435%	9/15/60	640,000	577,437
BANK, 2019-BN22 A4	2.978%	11/15/62	660,000	547,393
BANK, 2022-BNK44 D	4.000%	11/15/32	1,240,000	673,985	(a)(e)
BANK, 2023-BNK46 D	4.000%	8/15/56	1,180,000	717,855	(a)
Benchmark Mortgage Trust, 2018-B1 A5	3.666%	1/15/51	870,000	781,175	(e)
Benchmark Mortgage Trust, 2019-B10 A2	3.614%	3/15/62	969,030	955,735
Benchmark Mortgage Trust, 2019-B11 XA, IO	1.002%	5/15/52	18,148,587	673,942	(e)
Benchmark Mortgage Trust, 2023-V3 D	4.000%	7/15/56	2,571,000	1,794,467	(a)
BIG Commercial Mortgage Trust, 2022-BIG F (1 mo. Term SOFR + 5.436%)	10.770%	2/15/39	2,900,000	2,757,798	(a)(e)
BRAVO Residential Funding Trust, 2022-R1 A, Step bond (3.125% to 1/29/25 then 6.125%)	3.125%	1/29/70	2,730,604	2,449,825	(a)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. Term SOFR + 2.946%)	8.280%	4/15/34	1,950,000	1,908,699	(a)(e)
BX Commercial Mortgage Trust, 2020-VIVA D	3.549%	3/11/44	1,280,000	993,484	(a)(e)
BX Commercial Mortgage Trust, 2020-VIVA E	3.549%	3/11/44	3,335,000	2,480,699	(a)(e)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	9.440%	2/15/39	1,790,253	1,698,436	(a)(e)
BX Commercial Mortgage Trust, 2023-VLT2 A (1 mo. Term SOFR + 2.281%)	7.616%	6/15/40	660,000	659,149	(a)(e)
BX Trust, 2018-GWMZ MC (1 mo. Term SOFR + 5.785%)	11.119%	5/15/37	1,700,000	1,679,587	(a)(e)

See Notes to Schedule of Investments.

30	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(m) - (continued)
BX Trust, 2019-MMP A (1 mo. Term SOFR + 1.044%)	6.378%	8/15/36	3,552,224	$3,490,736	(a)(e)
BX Trust, 2021-LBA DJV (1 mo. Term SOFR + 1.714%)	7.049%	2/15/36	2,390,000	2,284,175	(a)(e)
BX Trust, 2021-SDMF F (1 mo. Term SOFR + 2.051%)	7.385%	9/15/34	710,000	656,879	(a)(e)
CD Mortgage Trust, 2017-CD5 A4	3.431%	8/15/50	1,210,000	1,088,571
CFK Trust, 2020-MF2 E	3.458%	3/15/39	2,030,000	1,555,520	(a)(e)
CGDB Commercial Mortgage Trust, 2019-MOB A (1 mo. Term SOFR + 1.064%)	6.399%	11/15/36	1,200,000	1,180,308	(a)(e)
CIM Trust, 2023-R4 A1	5.000%	5/25/62	526,929	504,341	(a)(e)
Citigroup Commercial Mortgage Trust, 2014-GC23 C	4.422%	7/10/47	1,074,981	982,443	(e)
Citigroup Commercial Mortgage Trust, 2015-P1 C	4.368%	9/15/48	958,000	851,005	(e)
Citigroup Commercial Mortgage Trust, 2017-P8 XA, IO	0.868%	9/15/50	21,060,244	531,057	(e)
Citigroup Commercial Mortgage Trust, 2023-SMRT A	5.820%	10/12/40	1,970,000	1,901,373	(a)(e)
Citigroup Mortgage Loan Trust, 2022-A A1, Step bond (6.170% to 8/25/25, 9.170% to 8/25/26 then 10.170%)	6.170%	9/25/62	1,197,885	1,186,019	(a)
CSMC OA LLC, 2014-USA F	4.373%	9/15/37	1,840,000	739,333	(a)
CSMC Trust, 2006-1 1A2 (-5.500 x 1 mo. Term SOFR + 29.895%)	0.611%	2/25/36	177,206	128,846	(e)
CSMC Trust, 2014-USA E	4.373%	9/15/37	400,000	195,424	(a)
CSMC Trust, 2017-CHOP H (PRIME + 4.294%)	12.794%	7/15/32	2,900,000	2,520,193	(a)(e)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	1,190,000	965,628	(a)
CSMC Trust, 2022-RPL4 A1	3.904%	4/25/62	562,053	509,271	(a)(e)
Extended Stay America Trust, 2021-ESH E (1 mo. Term SOFR + 2.964%)	8.298%	7/15/38	1,591,548	1,559,127	(a)(e)
Extended Stay America Trust, 2021-ESH F (1 mo. Term SOFR + 3.814%)	9.148%	7/15/38	2,548,371	2,478,766	(a)(e)

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	31

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(m) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K115 X1, IO	1.325%	6/25/30	1,094,932	$73,343	(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA1 B1 (30 Day Average SOFR + 2.414%)	7.735%	1/25/50	2,620,000	2,635,320	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA3 B1 (30 Day Average SOFR + 5.214%)	10.535%	6/25/50	915,880	993,930	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 B1 (30 Day Average SOFR + 3.000%)	8.321%	12/25/50	3,000,000	3,018,666	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA1 B2 (30 Day Average SOFR + 4.750%)	10.071%	1/25/51	2,110,000	2,074,812	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 B1 (30 Day Average SOFR + 3.500%)	8.821%	10/25/33	2,280,000	2,333,694	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	8.371%	1/25/34	2,350,000	2,355,098	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 B1 (30 Day Average SOFR + 3.400%)	8.721%	10/25/41	860,000	866,137	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-1 M	4.750%	5/25/57	2,062,416	1,865,794	(a)(e)

See Notes to Schedule of Investments.

32	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS (m) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-3 M	4.750%	10/25/58	1,560,000	$1,384,517	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-4 M	4.500%	2/25/59	2,570,000	2,116,633	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	4,080,000	3,441,428	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	3,890,000	3,317,205	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-3 M	4.250%	5/25/60	2,150,000	1,820,062	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-SPI1 B	4.119%	9/25/47	628,918	424,866	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 B1 (30 Day Average SOFR + 3.400%)	8.721%	8/25/33	660,000	674,300	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2017-C06 1B1 (30 Day Average SOFR + 4.264%)	9.585%	2/25/30	495,763	530,377	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2017-C07 1B1 (30 Day Average SOFR + 4.114%)	9.435%	5/25/30	2,440,000	2,665,480	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1B1 (30 Day Average SOFR + 3.664%)	8.985%	7/25/30	1,370,000	1,477,991	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1B1 (30 Day Average SOFR + 3.864%)	9.185%	10/25/30	1,660,000	1,776,595	(a)(e)

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	33

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS (m) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2018-R07 1B1 (30 Day Average SOFR + 4.464%)	9.785%	4/25/31	1,060,000	$1,125,266	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2018-R07 1M2 (30 Day Average SOFR + 2.514%)	7.835%	4/25/31	93,879	93,891	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2019-R03 1B1 (30 Day Average SOFR + 4.214%)	9.535%	9/25/31	534,524	561,218	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	9.535%	7/25/39	486,640	503,118	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1B1 (30 Day Average SOFR + 3.514%)	8.835%	10/25/39	2,700,000	2,743,208	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	8.421%	10/25/41	2,890,000	2,886,993	(a)(e)
Government National Mortgage Association (GNMA), 2011-127 IO, IO	0.145%	3/16/47	29,648	10	(e)
Government National Mortgage Association (GNMA), 2012-55 IO, IO	0.000%	4/16/52	630,120	6	(e)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. Term SOFR + 4.497%)	9.832%	11/15/32	2,030,000	1,954,638	(a)(e)
GS Mortgage Securities Corp. Trust, 2018-SRP5 C (1 mo. Term SOFR + 4.364%)	9.699%	9/15/31	1,103,769	373,532	(a)(e)
GS Mortgage Securities Corp. Trust, 2020-DUNE F (1 mo. Term SOFR + 3.364%)	8.704%	12/15/36	3,740,000	3,536,124	(a)(e)
GS Mortgage Securities Corp. Trust, 2021-ROSS D (1 mo. Term SOFR + 2.614%)	7.949%	5/15/26	1,300,000	926,304	(a)(e)

See Notes to Schedule of Investments.

34	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS (m) - (continued)
GS Mortgage Securities Trust, 2015-GC32 D	3.345%	7/10/48	2,680,000	$2,272,388
GS Mortgage-Backed Securities Corp. Trust, 2021-RPL1 A2	2.000%	12/25/60	2,520,000	1,948,822	(a)(e)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	521,060	439,701	(a)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. Term SOFR + 0.514%)	5.839%	4/25/36	1,404,322	1,144,418	(a)(e)
HarborView Mortgage Loan Trust, 2005-9 2A1C (1 mo. Term SOFR + 1.014%)	6.354%	6/20/35	1,705,163	1,512,262	(e)
IMPAC CMB Trust, 2005-5 A1 (1 mo. Term SOFR + 0.434%)	6.079%	8/25/35	50,037	45,032	(e)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. Term SOFR + 0.654%)	5.979%	11/25/36	1,118,306	894,090	(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. Term SOFR + 8.622%)	13.957%	6/15/35	2,750,000	28	(a)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-WPT FFL (1 mo. USD LIBOR + 3.389%)	8.717%	7/5/33	2,640,000	2,010,736	(a)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BKWD E (1 mo. Term SOFR + 3.214%)	8.549%	9/15/29	2,340,000	1,534,294	(a)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-HTL5 F (1 mo. Term SOFR + 4.379%)	9.714%	11/15/38	2,880,000	2,729,629	(a)(e)
KIND Trust, 2021-KIND D (1 mo. Term SOFR + 2.414%)	7.748%	8/15/38	2,482,061	2,334,515	(a)(e)
Legacy Mortgage Asset Trust, 2021-GS2 A2, Step bond (3.500% to 4/25/24, 6.500% to 4/25/25 then 7.500%)	3.500%	4/25/61	2,580,000	2,190,836	(a)
Med Trust, 2021-MDLN E (1 mo. Term SOFR + 3.264%)	8.598%	11/15/38	2,030,256	1,934,764	(a)(e)

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	35

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS (m) - (continued)
MHC Trust, 2021-MHC2 E (1 mo. Term SOFR + 2.064%)	7.398%	5/15/38	2,080,000	$2,012,234	(a)(e)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	38,323	9,617	(e)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	7,529	1,889	(a)(e)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	16,324	15,649	(e)
Morgan Stanley Capital Trust, 2019-H7 A4	3.261%	7/15/52	660,000	563,250
Morgan Stanley Capital Trust, 2021-L7 XA, IO	1.095%	10/15/54	8,939,935	471,540	(e)
Morgan Stanley Mortgage Loan Trust, 2005-2AR B1 (1 mo. Term SOFR + 0.614%)	5.939%	4/25/35	902,576	663,403	(e)
MSWF Commercial Mortgage Trust, 2023-1 A4	5.472%	5/15/56	820,000	771,232
Multifamily CAS Trust, 2019-01 M10 (30 Day Average SOFR + 3.364%)	8.685%	10/25/49	1,968,023	1,903,641	(a)(e)
Multifamily CAS Trust, 2020-1 M10 (30 Day Average SOFR + 3.864%)	9.185%	3/25/50	1,786,083	1,716,340	(a)(e)
Multifamily Trust, 2016-1 B	13.051%	4/25/46	384,992	383,842	(a)(e)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.398%	8/15/36	1,750,000	999,345	(a)(e)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.398%	8/15/36	660,000	310,896	(a)(e)
NCMF Trust, 2022-MFP G (1 mo. Term SOFR + 5.128%)	10.463%	3/15/39	750,000	716,030	(a)(e)
New Residential Mortgage Loan Trust, 2017-5A B5	5.636%	6/25/57	844,697	758,249	(a)(e)
NewRez Warehouse Securitization Trust, 2021-1 F (1 mo. Term SOFR + 5.364%)	10.689%	5/25/55	2,712,667	2,715,159	(a)(e)
Nomura Resecuritization Trust, 2015-4R 2A2 (1 mo. USD LIBOR + 0.420%)	3.017%	10/26/36	1,525,087	1,304,766	(a)(e)
Nomura Resecuritization Trust, 2015-8R 4A4	4.380%	11/25/47	1,399,224	1,172,110	(a)(e)

See Notes to Schedule of Investments.

36	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS (m) - (continued)
PMT Credit Risk Transfer Trust, 2020-1R A (30 Day Average SOFR + 3.464%)	8.785%	2/27/23	1,004,821	$994,133	(a)(e)
Radnor RE Ltd., 2021-1 M1C (30 Day Average SOFR + 2.700%)	8.021%	12/27/33	2,710,000	2,748,831	(a)(e)
Residential Mortgage Loan Trust, 2020-2 A2	2.508%	5/25/60	600,000	568,992	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 M2	3.750%	9/25/55	1,822,646	1,582,275	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-2 BX	3.095%	11/25/57	3,767,836	1,063,410	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2021-1 M	4.250%	9/25/60	2,560,000	2,210,930	(a)
SFO Commercial Mortgage Trust, 2021-555 D (1 mo. Term SOFR + 2.514%)	7.848%	5/15/38	1,570,000	1,219,161	(a)(e)
Soho Trust, 2021-SOHO C	2.697%	8/10/38	6,190,000	3,876,791	(a)(e)
Starwood Retail Property Trust, 2014-STAR E	8.500%	11/15/27	1,450,000	7,269	(a)(e)
Structured Asset Mortgage Investments Trust, 2006-AR5 2A1 (1 mo. Term SOFR + 0.534%)	5.859%	5/25/46	117,150	78,974	(e)
Structured Asset Securities Corp., 2005-RF2 A (1 mo. Term SOFR + 0.464%)	5.789%	4/25/35	1,368,561	1,173,035	(a)(e)
Tharaldson Hotel Portfolio Trust, 2018-THL E (1 mo. Term SOFR + 3.594%)	8.930%	11/11/34	2,276,326	2,209,624	(a)(e)
Tharaldson Hotel Portfolio Trust, 2018-THL F (1 mo. Term SOFR + 4.367%)	9.703%	11/11/34	1,126,012	1,081,499	(a)(e)
Towd Point Mortgage Trust, 2015-1 B1	4.354%	10/25/53	1,230,000	1,053,436	(a)(e)
Towd Point Mortgage Trust, 2015-2 1B3	3.642%	11/25/60	2,540,000	1,996,262	(a)(e)
Towd Point Mortgage Trust, 2019-4 B1B	3.500%	10/25/59	2,885,000	1,858,042	(a)(e)

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	37

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS (m) - (continued)
Towd Point Mortgage Trust, 2020-2 A1A	1.636%	4/25/60	595,344	$509,039	(a)(e)
UBS Commercial Mortgage Trust, 2017-C7 A3	3.418%	12/15/50	681,396	627,103
UBS Commercial Mortgage Trust, 2018-C12 A2	4.152%	8/15/51	75,985	75,764
WAIKIKI BEACH HOTEL TRUST, 2019-WBM D (1 mo. Term SOFR + 2.144%)	7.479%	12/15/33	1,310,000	1,268,066	(a)(e)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR1 A1B (1 mo. Term SOFR + 0.894%)	6.219%	1/25/45	825,729	745,949	(e)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR19 A1A1 (1 mo. Term SOFR + 0.654%)	5.979%	12/25/45	27,776	26,504	(e)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	5.800%	2/25/46	341,310	289,211	(e)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	16,200	15,433	(a)(e)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 B	3.959%	12/15/47	1,810,000	1,678,048

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $188,008,439)				166,024,876

			FACE AMOUNT†/ UNITS
ASSET-BACKED SECURITIES - 11.4%
AB BSL CLO Ltd., 2023-4A A (3 mo. Term SOFR + 2.000%)	7.416%	4/20/36	580,000	579,420	(a)(e)
Aimco CLO Ltd., 2020-12A DR (3 mo. Term SOFR + 2.900%)	8.303%	1/17/32	1,450,000	1,400,459	(a)(e)
Apidos CLO, 2013-12A AR (3 mo. Term SOFR + 1.342%)	6.735%	4/15/31	243,745	242,402	(a)(e)
Apidos CLO, 2015-22A DR (3 mo. Term SOFR + 7.012%)	12.427%	4/20/31	1,000,000	973,948	(a)(e)

See Notes to Schedule of Investments.

38	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	Value
ASSET-BACKED SECURITIES - (continued)
Ares CLO Ltd., 2017-44A CR (3 mo. Term SOFR + 3.662%)	9.055%	4/15/34	2,750,000	$2,703,103	(a)(e)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A D	3.710%	8/20/27	5,000,000	4,341,918	(a)
Bain Capital Credit CLO Ltd., 2023-1A AN (3 mo. Term SOFR + 1.830%)	7.224%	4/16/36	2,630,000	2,636,896	(a)(e)
Balboa Bay Loan Funding Ltd., 2022-1A D (3 mo. Term SOFR + 4.000%)	9.416%	4/20/34	1,080,000	1,058,775	(a)(e)
Barings CLO Ltd., 2016-2A ER2 (3 mo. Term SOFR + 6.762%)	12.177%	1/20/32	500,000	476,955	(a)(e)
Barings CLO Ltd., 2020-4A E (3 mo. Term SOFR + 5.942%)	11.357%	1/20/32	1,500,000	1,383,244	(a)(e)
Battalion CLO Ltd., 2017-11A DR (3 mo. Term SOFR + 3.912%)	9.310%	4/24/34	2,150,000	2,025,761	(a)(e)
Benefit Street Partners CLO Ltd., 2014-IVA CRRR (3 mo. Term SOFR + 3.862%)	9.277%	1/20/32	390,000	384,902	(a)(e)(n)
Blackbird Capital Aircraft, 2021-1A A	2.443%	7/15/46	520,580	440,320	(a)
BlueMountain CLO Ltd., 2016-2A DR (3 mo. Term SOFR + 8.052%)	13.431%	8/20/32	400,000	353,204	(a)(e)
BlueMountain CLO Ltd., 2021-31A E (3 mo. Term SOFR + 6.792%)	12.188%	4/19/34	1,380,000	1,257,819	(a)(e)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. Term SOFR + 0.714%)	6.039%	7/25/36	2,379,256	2,023,429	(a)(e)
Bristol Park CLO Ltd., 2016-1A ER (3 mo. Term SOFR + 7.262%)	12.655%	4/15/29	500,000	465,783	(a)(e)
Buckhorn Park CLO Ltd., 2019-1A AR (3 mo. Term SOFR + 1.382%)	6.777%	7/18/34	3,190,000	3,152,704	(a)(e)
Canyon Capital CLO Ltd., 2021-1A E (3 mo. Term SOFR + 6.672%)	12.065%	4/15/34	2,370,000	2,197,645	(a)(e)
Carlyle US CLO Ltd., 2017-2A C (3 mo. Term SOFR + 3.962%)	9.377%	7/20/31	660,000	626,375	(a)(e)
CarVal CLO Ltd., 2023-1A A1 (3 mo. Term SOFR + 2.200%)	7.616%	1/20/35	2,790,000	2,797,615	(a)(e)

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	39

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Catskill Park CLO Ltd., 2017-1A D (3 mo. Term SOFR + 6.262%)	11.677%	4/20/29	1,300,000	$1,149,261	(a)(e)
CIFC Funding Ltd., 2017-3A C (3 mo. Term SOFR + 3.912%)	9.327%	7/20/30	2,770,000	2,733,644	(a)(e)
College Ave Student Loans LLC, 2023-A C	6.060%	5/25/55	560,000	515,492	(a)
Cook Park CLO Ltd., 2018-1A E (3 mo. Term SOFR + 5.662%)	11.064%	4/17/30	1,500,000	1,240,614	(a)(e)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	8.531%	8/9/24	925,000	902,828	(a)(e)
Credit Suisse European Mortgage Capital Ltd., 2020-1OTF A (3 mo. USD LIBOR + 2.900%)	7.390%	8/9/24	929,648	902,828	(a)
Dryden Senior Loan Fund, 2016-43A ER3 (3 mo. Term SOFR + 6.662%)	12.077%	4/20/34	2,610,000	2,375,402	(a)(e)
Dryden Senior Loan Fund, 2017-49A DR (3 mo. Term SOFR + 3.662%)	9.057%	7/18/30	750,000	724,350	(a)(e)
Dryden CLO Ltd., 2019-75A ER2 (3 mo. Term SOFR + 6.862%)	12.255%	4/15/34	1,450,000	1,332,958	(a)(e)
Educational Funding Co. LLC, 2006-1A A3 (3 mo. USD LIBOR + 0.350%)	5.990%	4/25/33	2,031,258	1,313,784	(a)(e)
First Franklin Mortgage Loan Trust, 2003-FF4 M1 (1 mo. Term SOFR + 1.914%)	7.229%	10/25/33	436,466	408,097	(e)
Flatiron CLO Ltd., 2018-1A C (3 mo. Term SOFR + 1.962%)	7.364%	4/17/31	1,700,000	1,658,602	(a)(e)
Fortress Credit BSL Ltd., 2021-4A E (3 mo. Term SOFR + 7.392%)	12.785%	10/15/34	1,000,000	884,555	(a)(e)
Golub Capital Partners CLO Ltd., 2021-53A E (3 mo. Term SOFR + 6.962%)	12.377%	7/20/34	1,630,000	1,501,888	(a)(e)
Golub Capital Partners CLO Ltd., 2023-66A A (3 mo. Term SOFR + 1.950%)	7.328%	4/25/36	570,000	571,413	(a)(e)

See Notes to Schedule of Investments.

40	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. Term SOFR + 5.212%)	10.605%	4/15/31	1,820,000	$1,521,884	(a)(e)
Greywolf CLO Ltd., 2019-1A CR (3 mo. Term SOFR + 3.910%)	9.313%	4/17/34	1,520,000	1,476,594	(a)(e)
Halsey Point CLO Ltd., 2019-1A E (3 mo. Term SOFR + 7.962%)	13.377%	1/20/33	350,000	338,854	(a)(e)
Halsey Point CLO Ltd., 2019-1A F (3 mo. Term SOFR + 8.462%)	13.877%	1/20/33	290,000	252,955	(a)(e)
HERO Funding Trust, 2016-1A R	0.000%	9/20/41	2,045,618	247,172
Home Equity Asset Trust, 2005-6 M5 (1 mo. Term SOFR + 1.059%)	6.384%	12/25/35	1,190,000	1,061,974	(e)
Katayma CLO Ltd., 2023-1A D (3 mo. Term SOFR + 5.250%)	10.623%	10/20/36	1,010,000	1,010,000	(a)(e)
KKR CLO Ltd., 17 ER (3 mo. Term SOFR + 7.652%)	13.045%	4/15/34	700,000	663,352	(a)(e)
Long Beach Mortgage Loan Trust, 2005-1 M4 (1 mo. Term SOFR + 1.389%)	6.714%	2/25/35	1,674,913	1,608,006	(e)
Madison Park Funding Ltd., 2019-35A ER (3 mo. Term SOFR + 6.362%)	11.777%	4/20/32	1,600,000	1,542,317	(a)(e)
Magnetite Ltd., 2023-39A E (3 mo. Term SOFR + 6.600%)	11.985%	10/25/33	2,020,000	2,020,000	(a)(e)
Marathon CLO Ltd., 2019-2A BA (3 mo. Term SOFR + 3.562%)	8.977%	1/20/33	460,000	458,586	(a)(e)
Marble Point CLO Ltd., 2018-2A D (3 mo. Term SOFR + 3.792%)	9.207%	1/20/32	1,400,000	1,300,088	(a)(e)
Mastr Asset Backed Securities Trust, 2007-HE2 A1 (1 mo. Term SOFR + 1.264%)	6.589%	8/25/37	1,719,250	1,397,888	(e)
MKS CLO Ltd., 2017-2A D (3 mo. Term SOFR + 2.912%)	8.327%	1/20/31	450,000	429,895	(a)(e)
Morgan Stanley ABS Capital Inc. Trust, 2004-NC2 M1 (1 mo. Term SOFR + 0.939%)	6.264%	12/25/33	1,555,265	1,503,468	(e)
Morgan Stanley ABS Capital Inc. Trust, 2004-NC4 M1 (1 mo. Term SOFR + 0.924%)	6.249%	4/25/34	1,713,744	1,663,291	(e)

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	41

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Mountain View CLO Ltd., 2015-9A CR (3 mo. Term SOFR + 3.382%)	8.775%	7/15/31	580,000	$520,040	(a)(e)
MVW LLC, 2021-1WA D	3.170%	1/22/41	505,087	451,270	(a)
National Collegiate Student Loan Trust, 2005-1 B (1 mo. USD LIBOR + 0.380%)	5.819%	3/26/35	1,251,987	1,130,571	(e)
National Collegiate Student Loan Trust, 2005-3 B (1 mo. USD LIBOR + 0.500%)	5.939%	7/27/37	3,000,000	2,247,449	(e)
National Collegiate Student Loan Trust, 2007-2 A4 (1 mo. USD LIBOR + 0.290%)	5.729%	1/25/33	499,798	465,122	(e)
Neuberger Berman CLO Ltd., 2014-18A DR2 (3 mo. Term SOFR + 6.182%)	11.594%	10/21/30	1,000,000	921,958	(a)(e)
Neuberger Berman CLO Ltd., 2017-16SA DR (3 mo. Term SOFR + 3.162%)	8.555%	4/15/34	1,575,000	1,508,596	(a)(e)
Neuberger Berman Loan Advisers CLO Ltd., 2021-44A E (3 mo. Term SOFR + 6.262%)	11.655%	10/16/34	1,990,000	1,889,839	(a)(e)
Oaktree CLO Ltd., 2019-1A D (3 mo. Term SOFR + 4.062%)	9.474%	4/22/30	500,000	466,035	(a)(e)
Ocean Trails CLO, 2014-5A DRR (3 mo. Term SOFR + 3.712%)	9.105%	10/13/31	1,520,000	1,327,039	(a)(e)
Ocean Trails CLO, 2020-10A ER (3 mo. Term SOFR + 7.832%)	13.225%	10/15/34	2,320,000	2,038,956	(a)(e)
Ocean Trails CLO Ltd., 2023-14A A1 (3 mo. Term SOFR + 2.000%)	7.416%	1/20/35	2,450,000	2,437,926	(a)(e)
Octagon Ltd., 2022-1A C1 (3 mo. Term SOFR + 3.230%)	8.602%	8/16/33	650,000	650,975	(e)
Octagon Investment Partners Ltd., 2018-1A A1A (3 mo. Term SOFR + 1.322%)	6.737%	1/20/31	1,173,346	1,167,982	(a)(e)
Option One Mortgage Loan Trust, 2005-3 M4 (1 mo. Term SOFR + 1.044%)	6.369%	8/25/35	1,050,000	801,140	(e)
Origen Manufactured Housing Contract Trust, 2006-A A2	6.946%	10/15/37	220,332	196,693	(e)

See Notes to Schedule of Investments.

42	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Palmer Square Loan Funding Ltd., 2022-3A C (3 mo. Term SOFR + 5.400%)	10.794%	4/15/31	2,550,000	$2,560,570	(a)(e)
Parallel Ltd., 2017-1A CR (3 mo. Term SOFR + 2.262%)	7.677%	7/20/29	1,000,000	980,024	(a)(e)
Peace Park CLO Ltd., 2021-1A E (3 mo. Term SOFR + 6.262%)	11.677%	10/20/34	1,250,000	1,142,382	(a)(e)
Pioneer Aircraft Finance Ltd., 2019-1 A	3.967%	6/15/44	1,496,150	1,303,490	(a)
Popular ABS Mortgage Pass-Through Trust, 2005-2 M2	6.217%	4/25/35	1,234,211	874,492
RAD CLO Ltd., 2023-21A D (3 mo. Term SOFR + 4.400%)	9.774%	1/25/33	1,240,000	1,244,221	(a)(e)(o)
RR Ltd., 2021-18A D (3 mo. Term SOFR + 6.512%)	11.905%	10/15/34	3,090,000	2,929,023	(a)(e)
Sculptor CLO Ltd., 26A E (3 mo. Term SOFR + 7.512%)	12.927%	7/20/34	1,820,000	1,714,968	(a)(e)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	1,092	303,555	(a)
SMB Private Education Loan Trust, 2021-A D1	3.860%	1/15/53	778,973	688,616	(a)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. Term SOFR + 0.334%)	5.659%	2/25/36	3,105,880	64,350	(a)(e)
Sunnova Hellios Issuer LLC, 2019-AA C	5.320%	6/20/46	1,773,734	1,342,215	(a)
Sycamore Tree CLO Ltd., 2023-2A A (3 mo. Term SOFR + 2.330%)	7.746%	4/20/35	2,780,000	2,790,425	(a)(e)
Symphony CLO Ltd., 2018-20A E (3 mo. Term SOFR + 6.552%)	11.945%	1/16/32	2,250,000	2,109,415	(a)(e)
Symphony CLO Ltd., 2022-37A A1A (3 mo. Term SOFR + 2.300%)	7.716%	10/20/34	2,510,000	2,507,490	(a)(e)
TCI-Symphony CLO Ltd., 2016-1A DR2 (3 mo. Term SOFR + 3.362%)	8.755%	10/13/32	480,000	451,778	(a)(e)

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	43

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
TCI-Symphony CLO Ltd., 2016-1A ER2 (3 mo. Term SOFR + 7.012%)	12.405%	10/13/32	2,830,000	$2,534,676	(a)(e)
THL Credit Wind River CLO Ltd., 2017-3A ER (3 mo. Term SOFR + 7.312%)	12.705%	4/15/35	1,190,000	1,097,518	(a)(e)
TSTAT Ltd., 2022-2A C (3 mo. Term SOFR + 4.800%)	10.216%	1/20/31	1,820,000	1,837,787	(a)(e)
Valley Stream Park CLO Ltd., 2022-1A DR (3 mo. Term SOFR + 4.150%)	9.566%	10/20/34	1,480,000	1,479,978	(a)(e)
Voya CLO Ltd., 2017-3A DR (3 mo. Term SOFR + 7.212%)	12.627%	4/20/34	2,750,000	2,557,437	(a)(e)
WaMu Asset-Backed Certificates Trust, 2007-HE4 1A (1 mo. Term SOFR + 0.284%)	5.609%	7/25/47	4,450,346	3,062,104	(e)
Whitebox CLO Ltd., 2023-4A A1 (3 mo. Term SOFR + 2.150%)	7.566%	4/20/36	2,920,000	2,930,950	(a)(e)
Whitehorse Ltd., 2018-12A D (3 mo. Term SOFR + 3.912%)	9.305%	10/15/31	790,000	739,951	(a)(e)
Z Capital Credit Partners CLO Ltd., 2021-1A D (3 mo. Term SOFR + 4.462%)	9.855%	7/15/33	1,810,000	1,711,042	(a)(e)

TOTAL ASSET-BACKED SECURITIES (Cost - $139,168,451)				127,414,765

			FACE AMOUNT†
SOVEREIGN BONDS — 2.9%
Angola — 0.1%
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	770,000	601,353	(a)
Angolan Government International Bond, Senior Notes	9.125%	11/26/49	940,000	661,525	(c)

Total Angola				1,262,878

Argentina - 0.5%
Argentine Republic Government
International Bond, Senior Notes	1.000%	7/9/29	53,374	14,469

See Notes to Schedule of Investments.

44	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Argentina - (continued)
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	733,878	$205,567
Ciudad Autonoma De Buenos Aires, Senior Notes	7.500%	6/1/27	379,000	348,841	(c)
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	8,433,871	2,709,381	(a)
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	1,740,000	558,975	(c)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	591,672	494,046	(a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	637,561	481,359	(a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	330,000	249,150	(c)

Total Argentina				5,061,788

Bahamas - 0.1%
Bahamas Government International Bond, Senior Notes	5.750%	1/16/24	720,000	719,700	(a)
Bahamas Government International Bond, Senior Notes	8.950%	10/15/32	910,000	790,568	(c)

Total Bahamas				1,510,268

Dominican Republic - 0.2%
Dominican Republic International Bond, Senior Notes	5.500%	2/22/29	300,000	274,140	(a)
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	660,000	561,227	(c)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	2,010,000	1,633,709	(c)

Total Dominican Republic				2,469,076

Ecuador - 0.0%††
Ecuador Government International Bond, Senior Notes, Step bond (3.500% to 7/31/24 then 5.500%)	3.500%	7/31/35	720,000	276,157	(c)

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	45

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Egypt - 0.3%
Egypt Government International Bond, Senior Notes	5.800%	9/30/27	4,140,000		$2,668,934	(c)
Egypt Government International Bond, Senior Notes	7.053%	1/15/32	1,060,000		601,974

Total Egypt					3,270,908

El Salvador - 0.0%††
El Salvador Government International Bond, Senior Notes	6.375%	1/18/27	270,000		221,971	(c)

Ghana - 0.1%
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	890,000		555,457	(c)

Indonesia - 0.4%
Indonesia Treasury Bond	7.000%	5/15/27	11,317,000,000	IDR	711,015
Indonesia Treasury Bond	6.500%	2/15/31	16,863,000,000	IDR	1,021,536
Indonesia Treasury Bond	8.375%	3/15/34	43,786,000,000	IDR	2,982,327

Total Indonesia					4,714,878

Ivory Coast - 0.2%
Ivory Coast Government International Bond, Senior Notes	4.875%	1/30/32	170,000	EUR	136,369	(a)
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	453,556		405,366	(c)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,950,000		1,604,942	(c)

Total Ivory Coast					2,146,677

Jamaica - 0.1%
Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	124,500,000	JMD	801,173	(o)

Jordan - 0.2%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	2,740,000		2,616,700	(a)

Mexico - 0.4%
Mexican Bonos, Bonds	5.750%	3/5/26	56,370,000	MXN	2,812,616
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	710,000		554,822
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	1,240,000		923,053

Total Mexico					4,290,491

Panama - 0.1%
Panama Government International Bond, Senior Notes	4.500%	4/1/56	2,560,000		1,560,757

See Notes to Schedule of Investments.

46	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Sri Lanka - 0.0%††
Sri Lanka Government International Bond, Senior Notes	6.200%	5/11/27	870,000	$439,404	*(c)(g)

Ukraine - 0.1%
Ukraine Government International Bond, Senior Notes	7.375%	9/25/34	3,470,000	883,313	(c)

Uzbekistan - 0.1%
Republic of Uzbekistan International Bond, Senior Notes	3.900%	10/19/31	900,000	677,903	(c)

TOTAL SOVEREIGN BONDS (Cost - $37,551,171)				32,759,799

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.6%
U.S. Government Obligations - 1.6%
U.S. Treasury Notes	3.875%	3/31/25	2,140,000	2,100,251
U.S. Treasury Notes	4.250%	5/31/25	4,800,000	4,731,375
U.S. Treasury Notes	3.625%	3/31/28	4,100,000	3,902,847
U.S. Treasury Notes	3.625%	5/31/28	7,930,000	7,541,864

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $18,798,645)				18,276,337

			SHARES
CONVERTIBLE PREFERRED STOCKS - 0.5%
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
MPLX LP (Cost - $5,208,140)	9.538%		151,266	5,180,860	(f)(k)

		MATURITY DATE	FACE AMOUNT†
CONVERTIBLE BONDS & NOTES - 0.4%
COMMUNICATION SERVICES - 0.2%
Media - 0.2%
DISH Network Corp., Senior Notes	0.000%	12/15/25	3,720,000	2,287,873
DISH Network Corp., Senior Notes	3.375%	8/15/26	370,000	191,475
Gannett Co. Inc., Senior Secured Notes	6.000%	12/1/27	360,000	302,220	(a)

TOTAL COMMUNICATION SERVICES				2,781,568

CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
DraftKings Holdings Inc., Senior Notes	0.000%	3/15/28	2,400,000	1,807,200

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $5,588,610)				4,588,768

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	47

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†		VALUE
PURCHASED OPTIONS - 0.1%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
3-Month SOFR, Call @ $99.250		12/15/23	24	60,000		$150
E-mini S&P 500 Index Futures, Put @ $4,100.000		12/15/23	179	37,534,510		507,913
E-mini S&P 500 Index Futures, Put @ $4,200.000		12/15/23	142	29,775,980		631,900
E-mini S&P 500 Index Futures, Put @ $4,000.000		2/16/24	63	13,210,470		230,737
U.S. Treasury 5-Year Notes Futures, Call @ $104.500		11/24/23	153	153,000		83,672
U.S. Treasury 10-Year Notes Futures, Call @ $118.500		12/22/23	12	12,000		375

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $1,269,166)						1,454,747

COUNTERPARTY
OTC PURCHASED OPTIONS - 0.0%††
U.S. Dollar/ Canadian Dollar, Put @ 1.330CAD	BNP Paribas SA	11/8/23	12,910,000	12,910,000		1
U.S. Dollar/Euro, Call @ $1.055	JPMorgan Chase & Co.	2/2/24	7,397,427	7,397,427		80,242

TOTAL OTC PURCHASED OPTIONS (Cost - $184,737)						80,243

TOTAL PURCHASED OPTIONS (Cost - $1,453,903)						1,534,990

		RATE	MATURITY DATE	FACE AMOUNT†
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.1%
Uruguay - 0.1%
Uruguay Government International Bond, Senior Notes (Cost - $673,258)		3.875%	7/2/40	26,171,210	UYU	664,512

MORTGAGE-BACKED SECURITIES - 0.1%
FHLMC - 0.0%††
Federal Home Loan Mortgage Corp. (FHLMC)		6.000%	12/1/52	88,504		86,549
Federal Home Loan Mortgage Corp. (FHLMC) Gold		7.000%	8/1/30	1,804		1,800
Federal Home Loan Mortgage Corp. (FHLMC) Gold		6.500%	11/1/31	201		201

Total FHLMC						88,550

See Notes to Schedule of Investments.

48	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	October 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - 0.1%
Federal National Mortgage Association (FNMA)	7.000%	8/1/29-4/1/31	1,884	$1,911
Federal National Mortgage Association (FNMA)	2.789%	1/1/35	576,053	455,784	(e)
Federal National Mortgage Association (FNMA)	6.500%	11/1/52	91,913	91,893

Total FNMA				549,588

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $765,188)				638,138

			SHARES
COMMON STOCKS - 0.0%††
ENERGY - 0.0%††
Oil, Gas & Consumable Fuels - 0.0%††
Berry Corp.			44,473	371,350

MATERIALS - 0.0%††
Metals & Mining - 0.0%††
Arctic Canadian Diamond Co. Ltd.			1,388	176,366	*(f)(k)

TOTAL COMMON STOCKS (Cost - $515,340)				547,716

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Capital Markets - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $45,244)		5/28/28	47,253	4,725	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,200,179,460)				1,093,428,827

	RATE		SHARES
SHORT-TERM INVESTMENTS - 0.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $1,336,902)	5.291%		1,336,902	1,336,902	(n)(p)

TOTAL INVESTMENTS - 97.5% (Cost - $1,201,516,362)				1,094,765,729
Other Assets in Excess of Liabilities - 2.5%				27,888,825

TOTAL NET ASSETS - 100.0%				$1,122,654,554

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	49

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(g)	The coupon payment on this security is currently in default as of October 31, 2023.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	All or a portion of this loan has not settled as of October 31, 2023. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.

(k)	Security is valued using significant unobservable inputs (Note 1).

(l)

All or a portion of this loan is unfunded as of October 31, 2023. The interest rate for fully unfunded term loans is to be determined. At October 31, 2023, the total principal amount and market value of unfunded commitments totaled $1,279,037 and $1,287,471, respectively.

(m)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(n)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At October 31, 2023, the total market value of investments in Affiliated Companies was $1,721,804 and the cost was $1,726,902 (Note 2).

(o)	Securities traded on a when-issued or delayed delivery basis.

(p)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Schedule of Investments.

50	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

Abbreviation(s) used in this schedule:

CAD	— Canadian Dollar
CAS	— Connecticut Avenue Securities
CD	— Certificate of Deposit
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
INR	— Indian Rupee
IO	— Interest Only
JMD	— Jamaican Dollar
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PAC	— Planned Amortization Class
PIK	— Payment-In-Kind
REMIC	— Real Estate Mortgage Investment Conduit
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar
UYU	— Uruguayan Peso

At October 31, 2023, the Fund had the following written options contracts:

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
E-mini S&P 500 Index Futures, Put	12/15/23	$3,700.000	52	$10,903,880	$(24,180)
E-mini S&P 500 Index Futures, Put	12/15/23	3,900.000	102	21,388,380	(116,025)
E-mini S&P 500 Index Futures, Put	12/15/23	4,000.000	54	11,323,260	(97,200)
E-mini S&P 500 Index Futures, Put	2/16/24	3,600.000	63	13,210,470	(77,963)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $401,981)					$(315,368)

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	51

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

At October 31, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	200	3/25	$48,311,320	$47,677,500	$(633,820)
3-Month SONIA	455	12/23	131,738,345	131,026,574	(711,771)
3-Month SONIA	144	3/24	41,072,470	41,439,309	366,839
3-Month SONIA	147	9/24	42,155,927	42,385,264	229,337
3-Month SONIA	4	3/25	1,151,767	1,158,263	6,496
Australian 10-Year Bonds	91	12/23	6,655,049	6,248,516	(406,533)
Euro-Bund	267	12/23	35,953,011	36,441,313	488,302
U.S. Treasury 2-Year Notes	1,012	12/23	205,744,150	204,850,938	(893,212)
U.S. Treasury 5-Year Notes	648	12/23	68,844,628	67,700,811	(1,143,817)
U.S. Treasury 10-Year Notes	1,732	12/23	190,290,363	183,889,696	(6,400,667)
U.S. Treasury Ultra 10-Year Notes	169	12/23	19,382,480	18,391,954	(990,526)
U.S. Treasury Ultra Long-Term Bonds	714	12/23	90,242,732	80,369,625	(9,873,107)
United Kingdom Long Gilt Bonds	81	12/23	9,239,817	9,171,737	(68,080)

					(20,030,559)

Contracts to Sell:
3-Month SOFR	355	3/24	84,458,092	83,922,000	536,092
3-Month SOFR	91	6/24	21,515,462	21,527,187	(11,725)
Euro-Bobl	19	12/23	2,347,815	2,337,882	9,933
Euro-Buxl	2	12/23	279,167	254,833	24,334
U.S. Treasury Long-Term Bonds	77	12/23	9,236,258	8,426,688	809,570

					1,368,204

Net unrealized depreciation on open futures contracts					$(18,662,355)

Abbreviation(s) used in this table:

Bobl	— Bundesobligation (Medium-term German Federal Government Bond)
Buxl	— Ultra Long German Bond
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Index Average

See Notes to Schedule of Investments.

52	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

At October 31, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,518,500	CAD	6,078,286	BNP Paribas SA	11/9/23	$134,875
BRL	16,500,000	USD	3,216,249	Goldman Sachs Group Inc.	11/13/23	50,466
BRL	3,100,000	USD	613,024	Goldman Sachs Group Inc.	11/16/23	510
BRL	8,110,000	USD	1,601,944	Goldman Sachs Group Inc.	11/16/23	3,141
CAD	2,910,000	USD	2,128,961	Bank of America N.A.	1/19/24	(27,511)
CAD	15,698,960	USD	11,524,371	Bank of America N.A.	1/19/24	(187,402)
USD	83,615	CAD	113,700	Bank of America N.A.	1/19/24	1,507
AUD	32,936,526	USD	20,959,724	BNP Paribas SA	1/19/24	(11,070)
GBP	3,002,164	USD	3,660,643	BNP Paribas SA	1/19/24	(9,251)
USD	3,145,310	CAD	4,276,789	BNP Paribas SA	1/19/24	56,837
USD	2,476,104	EUR	2,330,000	BNP Paribas SA	1/19/24	1,271
USD	10,906,167	EUR	10,286,884	BNP Paribas SA	1/19/24	(20,152)
USD	22,903,734	GBP	18,739,362	BNP Paribas SA	1/19/24	111,921
MXN	15,460,000	USD	853,020	Goldman Sachs Group Inc.	1/19/24	(7,141)
MXN	30,930,000	USD	1,702,959	Goldman Sachs Group Inc.	1/19/24	(10,653)
MXN	60,770,000	USD	3,287,096	Goldman Sachs Group Inc.	1/19/24	37,876
MXN	46,920,000	USD	2,526,029	JPMorgan Chase & Co.	1/19/24	41,154
MXN	56,860,000	USD	3,101,246	JPMorgan Chase & Co.	1/19/24	9,795
USD	2,730,191	IDR	42,803,932,322	JPMorgan Chase & Co.	1/19/24	37,161
USD	1,669,474	MXN	30,710,000	JPMorgan Chase & Co.	1/19/24	(10,795)
USD	4,027,489	MXN	73,913,286	JPMorgan Chase & Co.	1/19/24	(16,606)
USD	69,695	NZD	115,641	JPMorgan Chase & Co.	1/19/24	2,304
BRL	1,029,104	USD	200,993	Morgan Stanley & Co. Inc.	1/19/24	1,216
CAD	2,270,000	USD	1,661,535	Morgan Stanley & Co. Inc.	1/19/24	(22,259)
JPY	1,576,322,999	USD	10,699,550	Morgan Stanley & Co. Inc.	1/19/24	(158,827)
NOK	47,703,859	USD	4,430,333	Morgan Stanley & Co. Inc.	1/19/24	(150,216)

Net unrealized depreciation on open forward foreign currency contracts						$(141,849)

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	53

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
USD	— United States Dollar

At October 31, 2023, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
JPMorgan Chase & Co.	94,720,000	BRL	1/2/29	BRL-CDI**	10.230%**	$(702,465)	—	$(702,465)

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	113,420,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	$(615,303)	$27,621	$(642,924)
	198,820,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	(1,084,136)	58,756	(1,142,892)
	39,245,000	MXN	3/1/30	28-Day MXN TIIE - Banxico every 28 days	8.970% every 28 days	(70,501)	—	(70,501)
	9,627,000		2/15/48	3.050% annually	Daily SOFR Compound annually	1,943,603	335,686	1,607,917
	13,874,000		5/15/48	3.150% annually	Daily SOFR Compound annually	2,602,281	(13,367)	2,615,648

Total						$2,775,944	$408,696	$2,367,248

See Notes to Schedule of Investments.

54	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]*		TERMINATION DATE	IMPLIED CREDIT SPREAD AT OCTOBER 31, 2023[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Morgan Stanley & Co. Inc. (Volkswagen International Finance NV, 5.349%, due 11/16/24)	1,790,000	EUR	12/20/24	0.619%	1.000% quarterly	$8,065	$4,837	$3,228

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]*		TERMINATION DATE	IMPLIED CREDIT SPREAD AT OCTOBER 31, 2023[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Morgan Stanley & Co. Inc. (Mercedes-Benz Group AG, 1.400%, due 1/12/24)	1,790,000	EUR	12/20/24	0.271%	1.000% quarterly	$(15,504)	$(9,228)	$(6,276)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT OCTOBER 31, 2023[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Ford Motor Co., 4.346%, due 12/8/26	$5,930,000	6/20/26	1.599%	5.000% quarterly	$488,843	$453,731	$35,112

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	55

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT OCTOBER 31, 2023[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
General Motors Co., 4.200%, due 10/1/27	$5,930,000	6/20/26	1.173%	5.000% quarterly	$(553,986)	$(609,837)	$55,851

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.41 Index	$6,045,000	12/20/28	5.000% quarterly	$(37,455)	$45,417	$(82,872)

See Notes to Schedule of Investments.

56	Western Asset Income Fund 2023 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Reference rate(s) and their value(s) as of period end used in this table:

REFERENCE INDEX	REFERENCE RATE
28-Day MXN TIIE - Banxico	11.504%
BRL-CDI	12.650%
Daily SOFR Compound	5.350%

See Notes to Schedule of Investments.

Western Asset Income Fund 2023 Quarterly Report	57

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

Abbreviation(s) used in this table:

BRL	— Brazilian Real
BRL-CDI	— Brazilian Cetip InterBank Deposit Rate
EUR	— Euro
MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate
TIIE	— Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

58	Western Asset Income Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

59

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

60

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$511,106,115	—	$511,106,115
Senior Loans:
Consumer Discretionary	—	37,297,631	$6,992,028	44,289,659
Financials	—	39,883,278	7,742,513	47,625,791
Health Care	—	22,748,037	1,725,675	24,473,712
Industrials	—	43,933,268	6,444,887	50,378,155
Information Technology	—	32,499,592	3,320,346	35,819,938
Materials	—	—	3,304,036	3,304,036
Other Senior Loans	—	18,795,935	—	18,795,935
Collateralized Mortgage Obligations	—	166,024,876	—	166,024,876
Asset-Backed Securities	—	127,414,765	—	127,414,765
Sovereign Bonds	—	32,759,799	—	32,759,799
U.S. Government & Agency Obligations	—	18,276,337	—	18,276,337
Convertible Preferred Stocks	—	—	5,180,860	5,180,860
Convertible Bonds & Notes	—	4,588,768	—	4,588,768
Purchased Options:
Exchange-Traded Purchased Options	$1,454,747	—	—	1,454,747
OTC Purchased Options	—	80,243	—	80,243
Non-U.S. Treasury Inflation Protected Securities	—	664,512	—	664,512
Mortgage-Backed Securities	—	638,138	—	638,138
Common Stocks:
Energy	371,350	—	—	371,350
Materials	—	—	176,366	176,366
Warrants	4,725	—	—	4,725

Total Long-Term Investments	1,830,822	1,056,711,294	34,886,711	1,093,428,827

Short-Term Investments†	1,336,902	—	—	1,336,902

Total Investments	$3,167,724	$1,056,711,294	$34,886,711	$1,094,765,729

61

Notes to Schedule of Investments (unaudited) (continued)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$2,470,903	—	—	$2,470,903
Forward Foreign Currency Contracts††	—	$490,034	—	490,034
Centrally Cleared Interest Rate Swaps††	—	4,223,565	—	4,223,565
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	8,065	—	8,065
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection††	—	35,112	—	35,112
Centrally Cleared Credit Default Swaps on Corporate Issues - Buy Protection††	—	55,851	—	55,851

Total Other Financial Instruments	$2,470,903	$4,812,627	—	$7,283,530

Total	$5,638,627	$1,061,523,921	$34,886,711	$1,102,049,259

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$315,368	—	—	$315,368
Futures Contracts††	21,133,258	—	—	21,133,258
Forward Foreign Currency Contracts††	—	$631,883	—	631,883
OTC Interest Rate Swaps	—	702,465	—	702,465
Centrally Cleared Interest Rate Swaps††	—	1,856,317	—	1,856,317
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	15,504	—	15,504
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	82,872	—	82,872

Total	$21,448,626	$3,289,041	—	$24,737,667

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

62

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2023	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Senior Loans:
Consumer Discretionary	$7,227,053	$3,733	$1,953	$(93,148)	—
Financials	8,520,813	5,339	(14,882)	27,553	—
Health Care	2,880,755	3,391	142	3,133	—
Industrials	5,256,931	3,231	94	57,764	$24,754
Information Technology	5,415,762	4,001	5,178	12,360	1,187,225
Materials	1,197,646	475	38	(21,995)	—
Convertible Preferred Stocks:
Energy	10,052,339	—	162,847	69,992	—
Common Stocks:
Materials	289,163	—	—	(112,797)	—

Total	$40,840,462	$20,170	$155,370	$(57,138)	$1,211,979

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of October 31, 2023	Net change in unrealized appreciation (depreciation) for investments in securities still held at October 31, 2023[1]
Senior Loans:
Consumer Discretionary	$(147,563)	—	—	$6,992,028	$(93,148)
Financials	(46,110)	—	$(750,200)	7,742,513	2,957
Health Care	(7,326)	—	(1,154,420)	1,725,675	(5,072)
Industrials	(65,887)	$1,168,000	—	6,444,887	56,614
Information Technology	(1,500,629)	—	(1,803,551)	3,320,346	8,919
Materials	(5,377)	2,133,249	—	3,304,036	(21,995)
Convertible Preferred Stocks:
Energy	(5,104,318)	—	—	5,180,860	69,992
Common Stocks:
Materials	—	—	—	176,366	(112,797)

Total	$(6,877,210)	$3,301,249	$(3,708,171)	$34,886,711	$(94,530)

63

Notes to Schedule of Investments (unaudited) (continued)

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]

Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs in the valuation obtained from independent third party pricing services or broker/dealer quotations.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset Management Company, LLC. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources, Inc. The following companies were considered affiliated companies for all or some portion of the period ended October 31, 2023. The following transactions were effected in such companies for the period ended October 31, 2023.

	Affiliate Value at July 31, 2023	Purchased		Sold			Interest/	Net Increase (Decrease) in Unrealized	Affiliate Value at
		Cost	Shares/ Face amount	Proceeds	Shares/ Face amount	Realized Gain (Loss)	Dividend Income	Appreciation (Depreciation)	October 31, 2023
Benefit Street Partners CLO Ltd., 2014-IVA CRRR	$383,164	—	—	—	—	—	$9,169	$1,738	$384,902
Western Asset Premier Institutional Government Reserves, Premium Shares	6,593,603	$74,558,160	74,558,160	$79,814,861	79,814,861	—	60,562	—	1,336,902

	$6,976,767	$74,558,160		$79,814,861		—	$69,731	$1,738	$1,721,804

64